Schedule of Investments (unaudited) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Argentina — 0.0%
Globant SA(a)(b)	11,412	$2,615,402

Australia — 1.9%
Afterpay Ltd.(a)	58,956	5,357,848
AGL Energy Ltd.	143,362	988,908
AMP Ltd.	1,101,671	948,849
Ampol Ltd.	76,785	1,517,809
APA Group	316,202	2,449,830
Aristocrat Leisure Ltd.	163,587	4,696,905
ASX Ltd.	55,030	3,102,229
Aurizon Holdings Ltd.	673,380	1,950,572
AusNet Services	671,761	983,319
Australia & New Zealand Banking Group Ltd.	694,610	15,420,492
BHP Group Ltd.	745,943	27,484,919
BHP Group PLC	559,562	16,924,237
BlueScope Steel Ltd.	208,005	3,473,761
Brambles Ltd.	424,544	3,410,566
CIMIC Group Ltd.(a)	20,779	311,384
Cochlear Ltd.	12,655	2,175,017
Coles Group Ltd.	347,806	4,384,577
Commonwealth Bank of Australia	441,790	30,385,855
Computershare Ltd.	114,827	1,252,418
Crown Resorts Ltd.(a)	104,194	983,523
CSL Ltd.	118,058	24,728,142
Dexus	321,585	2,526,313
Evolution Mining Ltd.	437,668	1,565,295
Fortescue Metals Group Ltd.	448,248	7,821,770
Goodman Group	419,864	6,132,967
GPT Group (The)	646,598	2,307,527
Insurance Australia Group Ltd.	503,431	1,905,489
James Hardie Industries PLC	135,223	4,481,035
Lendlease Corp. Ltd.	179,254	1,759,887
Macquarie Group Ltd.	86,395	10,710,433
Magellan Financial Group Ltd.	30,781	1,153,174
Medibank Pvt Ltd.	897,268	2,134,732
Mirvac Group	1,646,420	3,421,081
National Australia Bank Ltd.	792,065	16,311,406
Newcrest Mining Ltd.	210,864	4,319,628
Northern Star Resources Ltd.	544,965	4,424,271
Oil Search Ltd.	409,083	1,200,786
Orica Ltd.	180,150	1,886,967
Origin Energy Ltd.	498,233	1,601,018
Qantas Airways Ltd.(a)	234,246	895,670
QBE Insurance Group Ltd.	415,669	3,165,884
Ramsay Health Care Ltd.	34,742	1,806,631
REA Group Ltd.	10,307	1,260,726
Rio Tinto Ltd.	71,668	6,706,858
Santos Ltd.	615,992	3,321,245
Scentre Group	1,421,783	2,987,257
Seek Ltd.(a)	155,818	3,727,600
Sonic Healthcare Ltd.	96,202	2,666,287
South32 Ltd.	1,416,152	3,150,451
Stockland	714,218	2,581,946
Suncorp Group Ltd.	418,611	3,398,473
Sydney Airport(a)	546,439	2,612,780
Tabcorp Holdings Ltd.	467,836	1,796,058
Telstra Corp. Ltd.	1,108,842	2,903,620
TPG Telecom Ltd.	74,976	319,113
Transurban Group	702,104	7,684,962

Security	Shares	Value

Australia (continued)
Treasury Wine Estates Ltd.	209,261	$1,622,903
Vicinity Centres	1,123,696	1,375,779
Washington H Soul Pattinson & Co. Ltd.	26,478	619,110
Wesfarmers Ltd.	269,296	11,255,839
Westpac Banking Corp.	883,537	17,048,556
WiseTech Global Ltd.	44,204	1,073,189
Woodside Petroleum Ltd.	195,837	3,458,131
Woolworths Group Ltd.	326,215	9,903,003

		325,937,010

Austria — 0.0%
Erste Group Bank AG(a)	76,591	2,729,127
OMV AG	56,027	2,765,931
Raiffeisen Bank International AG	15,630	342,252
Verbund AG	14,014	1,152,224
voestalpine AG	41,521	1,804,385

		8,793,919

Belgium — 0.2%
Ageas SA/NV	69,342	4,203,745
Anheuser-Busch InBev SA/NV	193,702	13,717,886
Elia Group SA/NV	6,563	711,048
Etablissements Franz Colruyt NV	12,446	739,086
Galapagos NV(a)	13,802	1,078,137
Groupe Bruxelles Lambert SA	42,734	4,680,300
KBC Group NV(a)	63,388	4,930,923
Proximus SADP	27,221	580,988
Sofina SA	2,353	895,649
Solvay SA	11,314	1,440,974
UCB SA	33,725	3,128,493
Umicore SA	55,307	3,366,211

		39,473,440

Brazil — 0.4%
Ambev SA	1,170,725	3,223,931
Atacadao SA	94,443	378,103
B2W Cia. Digital(a)	70,700	877,291
B3 SA - Brasil, Bolsa, Balcao	546,660	5,189,252
Banco Bradesco SA	82,643	314,867
Banco BTG Pactual SA	65,200	1,294,927
Banco do Brasil SA	228,040	1,245,861
Banco Santander Brasil SA	29,400	208,798
BB Seguridade Participacoes SA	152,100	626,034
BRF SA(a)	174,042	666,943
CCR SA	477,680	1,060,093
Centrais Eletricas Brasileiras SA	134,723	913,591
Cia. de Saneamento Basico do Estado de Sao Paulo	110,000	867,389
Cia. Siderurgica Nacional SA	161,735	1,466,429
Cosan SA	53,608	889,901
Energisa SA	10,000	81,213
Engie Brasil Energia SA	25,800	193,408
Equatorial Energia SA	266,300	1,231,550
Hapvida Participacoes e Investimentos SA(c)	322,000	857,044
Hypera SA	168,790	1,078,340
JBS SA	310,490	1,723,784
Klabin SA(a)	196,790	1,010,565
Localiza Rent a Car SA	152,985	1,813,176
Lojas Renner SA	171,800	1,279,336
Magazine Luiza SA	796,400	2,940,305
Natura & Co. Holding SA(a)	264,655	2,377,639
Notre Dame Intermedica Participacoes SA	139,900	2,095,696
Petrobras Distribuidora SA	169,161	701,869

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Brazil (continued)
Petroleo Brasileiro SA	698,210	$2,972,886
Raia Drogasil SA	246,000	1,192,535
Rumo SA(a)	367,510	1,354,813
Sul America SA	68,605	413,636
Suzano SA(a)	180,925	2,290,055
Telefonica Brasil SA	159,660	1,271,335
TIM SA	369,400	830,005
Ultrapar Participacoes SA	257,500	1,001,949
Vale SA	968,562	19,463,182
Via Varejo SA(a)	375,400	818,576
WEG SA	398,800	2,573,520

		70,789,827

Canada — 2.9%
Agnico Eagle Mines Ltd.	64,780	4,045,196
Air Canada(a)	52,213	1,051,305
Algonquin Power & Utilities Corp.	71,490	1,152,371
Alimentation Couche-Tard Inc., Class B	228,124	7,723,431
AltaGas Ltd.	64,255	1,199,754
Atco Ltd., Class I, NVS	11,174	383,215
B2Gold Corp.	292,063	1,405,473
Ballard Power Systems Inc.(a)(b)	94,547	2,062,788
Bank of Montreal	167,800	15,823,832
Bank of Nova Scotia (The)	298,486	18,990,814
Barrick Gold Corp.	463,868	9,875,389
Bausch Health Cos Inc.(a)	87,640	2,818,985
BCE Inc.	75,517	3,566,524
BlackBerry Ltd.(a)	118,856	1,050,207
Brookfield Asset Management Inc., Class A	348,691	15,881,285
Brookfield Renewable Corp., Class A	27,786	1,150,786
CAE Inc.	59,455	1,860,687
Cameco Corp.	130,409	2,190,091
Canadian Apartment Properties REIT	27,080	1,202,773
Canadian Imperial Bank of Commerce	115,484	11,995,241
Canadian National Railway Co.	184,678	19,865,420
Canadian Natural Resources Ltd.	313,542	9,509,228
Canadian Pacific Railway Ltd.	36,212	13,502,525
Canadian Tire Corp. Ltd., Class A, NVS	19,173	3,053,466
Canadian Utilities Ltd., Class A, NVS	82,503	2,355,983
Canopy Growth Corp.(a)(b)	68,989	1,859,035
CCL Industries Inc., Class B, NVS	55,108	3,125,415
Cenovus Energy Inc.	308,546	2,400,248
CGI Inc.(a)	52,567	4,646,936
Constellation Software Inc.	5,719	8,386,178
Dollarama Inc.	80,466	3,746,620
Emera Inc.	39,917	1,812,846
Empire Co. Ltd., Class A, NVS	33,415	1,050,093
Enbridge Inc.	532,144	20,508,004
Fairfax Financial Holdings Ltd.	7,851	3,583,941
First Quantum Minerals Ltd.	174,412	4,016,495
FirstService Corp.	8,889	1,442,674
Fortis Inc.	97,544	4,347,535
Franco-Nevada Corp.	51,283	7,138,017
George Weston Ltd.	15,035	1,326,409
GFL Environmental Inc.	45,789	1,507,441
Gildan Activewear Inc.	62,595	2,170,625
Great-West Lifeco Inc.	49,268	1,427,338
Hydro One Ltd.(c)	58,036	1,390,279
iA Financial Corp. Inc.	21,307	1,198,887
Imperial Oil Ltd.	91,213	2,632,142
Intact Financial Corp.	28,770	3,820,877

Security	Shares	Value

Canada (continued)
Inter Pipeline Ltd.	125,227	$1,824,149
Keyera Corp.	49,025	1,120,218
Kinross Gold Corp.	401,242	2,821,284
Kirkland Lake Gold Ltd.	65,596	2,435,189
Loblaw Companies Ltd.	40,839	2,265,698
Lundin Mining Corp.	100,930	1,218,347
Magna International Inc.	82,187	7,755,054
Manulife Financial Corp.	499,734	10,902,992
Metro Inc.	55,150	2,524,832
National Bank of Canada	70,151	5,095,670
Nutrien Ltd.	154,213	8,505,407
Onex Corp.	17,206	1,150,936
Open Text Corp.	92,508	4,352,433
Pan American Silver Corp.	58,575	1,860,763
Parkland Corp./Canada	42,340	1,358,790
Pembina Pipeline Corp.	151,504	4,672,461
Power Corp. of Canada	188,018	5,471,504
Quebecor Inc., Class B	33,521	900,560
Restaurant Brands International Inc.	74,914	5,140,214
RioCan REIT	17,789	303,954
Ritchie Bros Auctioneers Inc.	28,191	1,791,785
Rogers Communications Inc., Class B, NVS	97,264	4,786,508
Royal Bank of Canada	368,205	35,111,469
Saputo Inc.	97,433	3,093,589
Shaw Communications Inc., Class B, NVS	149,052	4,313,324
Shopify Inc., Class A(a)	28,438	33,539,826
Sun Life Financial Inc.	148,373	7,997,572
Suncor Energy Inc.	406,475	8,686,578
TC Energy Corp.	249,344	12,325,320
Teck Resources Ltd., Class B	139,884	2,957,554
TELUS Corp.	183,813	3,810,138
Thomson Reuters Corp.	49,317	4,569,700
TMX Group Ltd.	14,134	1,556,211
Toronto-Dominion Bank (The)	469,045	32,217,772
Waste Connections Inc.	72,267	8,607,722
Wheaton Precious Metals Corp.	122,285	5,068,535
WSP Global Inc.	21,615	2,242,499
Yamana Gold Inc.	255,522	1,169,394

		482,780,755

Chile — 0.1%
Banco de Chile	9,855,288	1,050,086
Banco de Credito e Inversiones SA	23,573	1,089,346
Banco Santander Chile	18,144,176	990,770
Cia. Cervecerias Unidas SA	97,062	888,788
Colbun SA	4,367,338	746,015
Empresas CMPC SA	486,058	1,344,083
Empresas COPEC SA	128,951	1,381,924
Enel Americas SA	8,868,356	1,256,221
Enel Chile SA(a)	9,195,982	624,469
Falabella SA	165,935	745,786

		10,117,488

China — 4.8%
3SBio Inc.(a)(c)	358,500	339,721
51job Inc., ADR(a)(b)	6,948	427,649
AAC Technologies Holdings Inc.	193,000	1,074,728
Agile Group Holdings Ltd.	228,000	357,550
Agricultural Bank of China Ltd., Class A	2,843,400	1,406,677
Agricultural Bank of China Ltd., Class H	5,482,000	2,131,577
Aier Eye Hospital Group Co. Ltd., Class A	179,814	2,070,473

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Air China Ltd., Class H	422,000	$334,694
AK Medical Holdings Ltd.(b)(c)	172,000	267,959
Alibaba Group Holding Ltd., ADR(a)	489,081	112,953,257
Alibaba Health Information Technology Ltd.(a)	986,000	3,008,710
Alibaba Pictures Group Ltd.(a)(b)	4,070,000	592,145
A-Living Smart City Services Co. Ltd.(c)	162,250	747,864
Anhui Conch Cement Co. Ltd., Class A	215,192	1,631,152
Anhui Conch Cement Co. Ltd., Class H	411,000	2,458,004
ANTA Sports Products Ltd.	272,000	4,885,378
Autohome Inc., ADR(b)	18,480	1,713,650
Baidu Inc., ADR(a)	71,010	14,935,533
Bank of China Ltd., Class H	19,208,000	7,641,801
Bank of Communications Co. Ltd., Class A	3,200,100	2,379,661
Bank of Ningbo Co. Ltd., Class A	314,596	2,053,907
Bank of Shanghai Co. Ltd., Class A	1,484,651	1,877,518
Baozun Inc., ADR(a)(b)	17,592	610,618
BeiGene Ltd., ADR(a)(b)	11,631	3,995,714
Beijing Capital International Airport Co. Ltd., Class H	552,000	401,553
Beijing Enterprises Holdings Ltd.	35,500	116,096
Beijing Enterprises Water Group Ltd.(b)	3,382,000	1,293,258
Bilibili Inc., ADR(a)(b)	40,821	4,525,416
Bosideng International Holdings Ltd.(b)	1,008,000	512,640
Brilliance China Automotive Holdings Ltd.(a)(d)	884,000	830,865
BYD Co. Ltd., Class H	218,500	4,509,621
BYD Electronic International Co. Ltd.(b)	216,000	1,149,964
China Aoyuan Group Ltd.	317,000	329,781
China Cinda Asset Management Co. Ltd., Class H	554,000	109,133
China CITIC Bank Corp. Ltd., Class H	2,139,000	1,120,883
China Communications Services Corp. Ltd., Class H	582,000	252,527
China Conch Venture Holdings Ltd.	454,500	2,150,534
China Construction Bank Corp., Class H	24,370,260	19,297,025
China East Education Holdings Ltd.(c)	246,000	574,550
China Education Group Holdings Ltd.	306,000	739,110
China Everbright Bank Co. Ltd., Class A	2,767,800	1,617,458
China Everbright Environment Group Ltd.	717,000	451,422
China Everbright Ltd.	304,000	364,009
China Evergrande Group(b)	470,000	796,359
China Feihe Ltd.(c)	701,000	1,999,157
China Galaxy Securities Co. Ltd., Class H	1,042,500	621,459
China Gas Holdings Ltd.	677,800	2,447,877
China Hongqiao Group Ltd.	314,000	497,267
China Huarong Asset Management Co. Ltd., Class H(a)(c)(d)	1,698,000	222,994
China Huishan Dairy Holdings Co. Ltd.(a)(d)	813,015	1
China International Capital Corp. Ltd., Class H(a)(c)	414,800	1,042,494
China Jinmao Holdings Group Ltd.	1,242,000	471,736
China Lesso Group Holdings Ltd.	362,000	912,591
China Life Insurance Co. Ltd., Class H	2,040,000	4,155,198
China Literature Ltd.(a)(b)(c)	83,000	865,602
China Longyuan Power Group Corp. Ltd., Class H	800,000	1,178,341
China Medical System Holdings Ltd.	416,000	964,097
China Meidong Auto Holdings Ltd.	234,000	1,170,475
China Mengniu Dairy Co. Ltd.	680,000	3,642,146
China Merchants Bank Co. Ltd., Class A	446,900	3,641,057
China Merchants Bank Co. Ltd., Class H	954,788	7,701,638
China Merchants Port Holdings Co. Ltd.	98,000	157,217
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	1,118,922	2,010,076
China Minsheng Banking Corp. Ltd., Class A	2,121,800	1,541,732
China Minsheng Banking Corp. Ltd., Class H	863,500	443,599

Security	Shares	Value

China (continued)
China Molybdenum Co. Ltd., Class H	1,092,000	$740,949
China National Building Material Co. Ltd., Class H	886,000	1,284,480
China Oilfield Services Ltd., Class H	554,000	510,714
China Overseas Land & Investment Ltd.	1,009,000	2,554,052
China Overseas Property Holdings Ltd.	555,000	563,085
China Pacific Insurance Group Co. Ltd., Class A	319,071	1,622,399
China Pacific Insurance Group Co. Ltd., Class H	552,400	1,998,550
China Petroleum & Chemical Corp., Class H	7,071,200	3,523,377
China Railway Group Ltd., Class H	871,000	450,816
China Resources Beer Holdings Co. Ltd.	388,000	3,134,733
China Resources Cement Holdings Ltd.	506,000	551,809
China Resources Gas Group Ltd.(b)	236,000	1,280,751
China Resources Land Ltd.	704,000	3,303,888
China Resources Power Holdings Co. Ltd.	372,000	488,538
China Shenhua Energy Co. Ltd., Class H	1,172,000	2,444,543
China Southern Airlines Co. Ltd., Class H(a)(b)	246,000	167,234
China State Construction Engineering Corp. Ltd., Class A	4,900,157	3,742,342
China State Construction International Holdings Ltd.	384,000	269,947
China Taiping Insurance Holdings Co. Ltd.	735,600	1,367,615
China Tourism Group Duty Free Corp. Ltd., Class A	55,292	2,666,917
China Tower Corp. Ltd., Class H(c)	11,114,000	1,602,668
China Traditional Chinese Medicine Holdings Co. Ltd.	1,174,000	671,129
China Vanke Co. Ltd., Class A	621,996	2,708,825
China Yangtze Power Co. Ltd., Class A	801,610	2,474,843
China Youzan Ltd.(a)	4,968,000	1,605,500
China Yuhua Education Corp. Ltd.(c)	604,000	573,138
Chongqing Zhifei Biological Products Co. Ltd., Class A	71,100	2,478,143
CIFI Holdings Group Co. Ltd.	658,000	588,797
CITIC Ltd.	1,275,000	1,342,822
CITIC Securities Co. Ltd., Class A	706,399	2,604,623
Contemporary Amperex Technology Co. Ltd., Class A	58,500	3,510,624
COSCO SHIPPING Holdings Co. Ltd., Class H(a)	876,000	1,567,740
COSCO SHIPPING Ports Ltd.	374,000	314,442
Country Garden Holdings Co. Ltd.(b)	1,996,866	2,378,186
Country Garden Services Holdings Co. Ltd.	389,000	4,081,899
CSPC Pharmaceutical Group Ltd.	2,387,120	2,956,681
Dali Foods Group Co. Ltd.(c)	1,218,000	724,510
Daqo New Energy Corp., ADR(a)	22,085	1,777,622
Dongfeng Motor Group Co. Ltd., Class H	670,000	582,282
ENN Energy Holdings Ltd.	239,600	4,084,415
Far East Horizon Ltd.	462,000	529,404
Foshan Haitian Flavouring & Food Co. Ltd., Class A	68,176	1,786,519
Fosun International Ltd.(b)	1,326,500	1,909,432
Fuyao Glass Industry Group Co. Ltd., Class H(c)	148,800	864,999
GDS Holdings Ltd., ADR(a)	29,680	2,462,550
Geely Automobile Holdings Ltd.	1,460,000	3,787,765
Genscript Biotech Corp.(a)(b)	444,000	1,028,989
GF Securities Co. Ltd., Class H	361,200	523,650
GOME Retail Holdings Ltd.(a)(b)	3,502,000	577,140
Great Wall Motor Co. Ltd., Class H(b)	918,500	2,272,938
Greentown Service Group Co. Ltd.(b)	526,000	838,420
GSX Techedu Inc., ADR(a)(b)	19,504	623,153
Guangdong Investment Ltd.	986,000	1,518,320
Guangzhou Automobile Group Co. Ltd., Class H	684,000	583,882
Haidilao International Holding Ltd.(b)(c)	254,000	1,646,601
Haier Smart Home Co. Ltd., Class H(a)	656,000	2,837,907
Haitian International Holdings Ltd.	174,000	709,052
Haitong Securities Co. Ltd., Class H	892,800	798,903

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Hangzhou Tigermed Consulting Co. Ltd., Class H(a)(c)	39,000	$766,257
Hansoh Pharmaceutical Group Co. Ltd.(a)(c)	444,000	1,917,920
Hengan International Group Co. Ltd.(b)	142,000	920,541
Hua Hong Semiconductor Ltd.(a)(c)	165,000	1,031,403
Huaneng Power International Inc., Class H	622,000	224,235
Huatai Securities Co. Ltd., Class H(c)	536,600	766,882
Huazhu Group Ltd., ADR(a)	51,199	3,018,693
Hutchison China MediTech Ltd., ADR(a)	30,046	850,001
HUYA Inc., ADR(a)(b)	26,194	461,538
Industrial & Commercial Bank of China Ltd., Class A	2,452,891	1,945,370
Industrial & Commercial Bank of China Ltd., Class H	14,358,260	9,354,216
Industrial Bank Co. Ltd., Class A	779,000	2,618,204
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	338,800	2,144,884
Innovent Biologics Inc.(a)(c)	319,500	3,471,909
iQIYI Inc., ADR(a)	72,238	1,062,621
JD.com Inc., ADR(a)	224,914	17,399,347
Jiangsu Expressway Co. Ltd., Class H	280,000	330,224
Jiangsu Hengrui Medicine Co. Ltd., Class A	157,099	2,042,565
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd., Class A	52,900	1,574,320
JOYY Inc., ADR(b)	16,666	1,584,270
Kaisa Group Holdings Ltd.(b)	740,000	322,035
KE Holdings Inc., ADR(a)(b)	50,357	2,621,082
Kingboard Holdings Ltd.	221,500	1,311,857
Kingboard Laminates Holdings Ltd.	525,000	1,312,694
Kingdee International Software Group Co. Ltd.(b)	743,000	2,458,539
Kingsoft Cloud Holdings Ltd., ADR(a)(b)	15,521	681,682
Kingsoft Corp. Ltd.	260,000	1,841,158
Koolearn Technology Holding Ltd.(a)(c)	138,500	266,413
Kuaishou Technology(a)(c)	49,600	1,679,548
Kunlun Energy Co. Ltd.	1,192,000	1,279,963
Kweichow Moutai Co. Ltd., Class A	21,032	6,525,095
KWG Group Holdings Ltd.	409,500	657,996
Lenovo Group Ltd.	2,038,000	2,802,403
Li Auto Inc., ADR(a)(b)	84,464	1,667,319
Li Ning Co. Ltd.	541,500	4,420,209
Logan Group Co. Ltd.	214,000	340,555
Longfor Group Holdings Ltd.(c)	433,000	2,701,076
Luxshare Precision Industry Co. Ltd., Class A	218,040	1,245,875
Meituan, Class B(a)(c)	940,200	36,073,775
Microport Scientific Corp.(b)	226,000	1,632,399
Midea Group Co. Ltd., Class A	234,900	2,911,397
Minth Group Ltd.	178,000	723,060
Momo Inc., ADR	44,747	655,991
Muyuan Foods Co. Ltd., Class A	140,280	2,453,032
NetEase Inc., ADR	107,714	12,070,431
New China Life Insurance Co. Ltd., Class H	231,500	892,695
New Oriental Education & Technology Group Inc., ADR(a)	385,180	5,877,847
Nine Dragons Paper Holdings Ltd.	366,000	503,277
NIO Inc., ADR(a)(b)	319,626	12,733,900
Noah Holdings Ltd.(a)(b)	10,686	470,718
People’s Insurance Co. Group of China Ltd. (The), Class H	1,986,000	680,168
PetroChina Co. Ltd., Class H	6,748,000	2,458,763
PICC Property & Casualty Co. Ltd., Class H	1,492,000	1,465,711
Pinduoduo Inc., ADR(a)(b)	101,069	13,536,171
Ping An Bank Co. Ltd., Class A	956,800	3,445,063
Ping An Healthcare and Technology Co. Ltd.(a)(b)(c)	158,900	1,861,746
Ping An Insurance Group Co. of China Ltd., Class A	275,300	3,085,679

Security	Shares	Value

China (continued)
Ping An Insurance Group Co. of China Ltd., Class H	1,477,500	$16,160,171
Poly Developments and Holdings Group Co. Ltd., Class A	666,600	1,442,779
Postal Savings Bank of China Co. Ltd., Class A	1,928,200	1,517,317
Postal Savings Bank of China Co. Ltd., Class H(c)	1,782,000	1,160,949
SAIC Motor Corp. Ltd., Class A	464,713	1,441,193
Seazen Group Ltd.	568,000	606,990
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	796,000	1,785,321
Shanghai Fosun Pharmaceutical Group Co. Ltd., Class H	203,000	1,289,847
Shanghai Pudong Development Bank Co. Ltd., Class A	1,511,452	2,348,372
Shenzhen International Holdings Ltd.	296,500	493,985
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A	39,900	2,876,679
Shenzhou International Group Holdings Ltd.	193,100	4,246,442
Shimao Group Holdings Ltd.	302,000	874,872
Silergy Corp.	24,000	2,513,156
Sino Biopharmaceutical Ltd.	2,865,000	3,087,487
Sinopharm Group Co. Ltd., Class H	373,600	1,159,255
Sinotruk Hong Kong Ltd.	188,000	462,808
SSY Group Ltd.	750,000	462,543
Sun Art Retail Group Ltd.	593,500	547,128
Sunac China Holdings Ltd.	606,000	2,360,223
Sunny Optical Technology Group Co. Ltd.	191,900	4,679,614
TAL Education Group, ADR(a)	102,522	5,838,628
Tencent Holdings Ltd.	1,483,300	118,979,496
Tencent Music Entertainment Group, ADR(a)	92,286	1,607,622
Tingyi Cayman Islands Holding Corp.(b)	576,000	1,036,776
TravelSky Technology Ltd., Class H	374,000	821,496
Trip.com Group Ltd., ADR(a)(b)	127,282	4,974,181
Tsingtao Brewery Co. Ltd., Class H	168,000	1,524,943
Uni-President China Holdings Ltd.	421,000	512,777
Vipshop Holdings Ltd., ADR(a)	109,671	3,374,577
Wanhua Chemical Group Co. Ltd., Class A	182,253	2,894,814
Want Want China Holdings Ltd.	1,132,000	820,559
Weibo Corp., ADR(a)	17,521	883,058
Weichai Power Co. Ltd., Class H	547,000	1,269,104
Weimob Inc.(a)(b)(c)	666,000	1,471,454
Wens Foodstuffs Group Co. Ltd., Class A	732,916	1,630,503
Wharf Holdings Ltd. (The)	674,200	2,048,594
Wuliangye Yibin Co. Ltd., Class A	101,400	4,467,755
WuXi AppTec Co. Ltd., Class A	108,133	2,653,863
WuXi AppTec Co. Ltd., Class H(c)	49,760	1,176,914
Wuxi Biologics Cayman Inc., New(a)(c)	849,500	11,976,574
Xiaomi Corp., Class B(a)(c)	3,709,600	11,749,443
Xinjiang Goldwind Science & Technology Co. Ltd., Class H(b)	217,600	358,611
Xinyi Solar Holdings Ltd.	1,110,000	1,857,896
XPeng Inc., ADR(a)(b)	52,016	1,555,799
Yadea Group Holdings Ltd.(c)	392,000	858,006
Yanzhou Coal Mining Co. Ltd., Class H	470,000	560,961
Yihai International Holding Ltd.(b)	160,000	1,559,448
Yum China Holdings Inc.	103,693	6,524,364
Zai Lab Ltd., ADR(a)	25,773	4,283,730
Zhejiang Expressway Co. Ltd., Class H	322,000	280,258
ZhongAn Online P&C Insurance Co. Ltd., Class H(a)(b)(c)	110,000	651,487
Zhongsheng Group Holdings Ltd.	173,000	1,310,834

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

China (continued)
Zhuzhou CRRC Times Electric Co. Ltd., Class H	129,700	$517,674
Zijin Mining Group Co. Ltd., Class H	1,788,000	2,518,488
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	505,000	699,614
ZTE Corp., Class H	194,200	486,072
ZTO Express Cayman Inc., ADR	93,217	2,997,859

		794,724,235

Colombia — 0.0%
Ecopetrol SA	2,240,208	1,323,404
Grupo de Inversiones Suramericana SA	157,198	805,108
Interconexion Electrica SA ESP	26,649	152,300

		2,280,812

Czech Republic — 0.0%
CEZ AS	73,531	2,051,286
Komercni Banka AS(a)	51,179	1,553,957

		3,605,243

Denmark — 0.7%
Ambu A/S, Class B	45,055	2,527,832
AP Moller - Maersk A/S, Class A	2,526	5,949,398
Carlsberg A/S, Class B	35,035	6,156,142
Chr Hansen Holding A/S(a)	28,572	2,629,809
Coloplast A/S, Class B	26,457	4,383,340
Danske Bank A/S	189,210	3,615,653
Demant A/S(a)	22,981	1,153,951
DSV Panalpina A/S	57,061	12,742,006
Genmab A/S(a)	17,746	6,520,832
GN Store Nord A/S	30,607	2,766,578
H Lundbeck A/S	18,583	573,946
Novo Nordisk A/S, Class B	445,925	32,702,779
Novozymes A/S, Class B	54,674	3,896,783
Orsted A/S(c)	42,290	6,176,141
Pandora A/S	28,667	3,257,587
Tryg A/S	103,078	2,361,851
Vestas Wind Systems A/S	278,885	11,656,230

		109,070,858

Egypt — 0.0%
Commercial International Bank Egypt SAE	317,406	1,180,848

Finland — 0.3%
Elisa OYJ	31,088	1,766,026
Fortum OYJ	130,792	3,440,225
Kesko OYJ, Class B	38,223	1,165,965
Kone OYJ, Class B	76,639	6,028,138
Neste OYJ	118,571	7,193,881
Nokia OYJ(a)	1,497,212	7,105,738
Nordea Bank Abp	808,436	8,409,666
Orion OYJ, Class B	23,974	1,062,910
Sampo OYJ, Class A	126,717	6,026,930
Stora Enso OYJ, Class R	187,477	3,595,158
UPM-Kymmene OYJ	141,003	5,525,016
Wartsila OYJ Abp	143,504	1,854,472

		53,174,125

France — 2.9%
Accor SA(a)	64,921	2,615,743
Aeroports de Paris(a)	5,652	725,974
Air Liquide SA	123,060	20,757,319
Airbus SE(a)	153,304	18,443,658
Alstom SA(a)	75,713	4,141,551
Amundi SA(a)(c)	12,544	1,118,944

Security	Shares	Value

France (continued)
Arkema SA	23,464	$2,937,579
Atos SE(a)	31,276	2,131,745
AXA SA	458,723	12,990,754
BioMerieux	10,445	1,243,789
BNP Paribas SA(a)	289,813	18,626,532
Bollore SA	77,745	393,076
Bouygues SA	77,367	3,319,309
Bureau Veritas SA(a)	30,201	904,173
Capgemini SE	46,088	8,455,262
Carrefour SA	168,336	3,263,563
Cie. de Saint-Gobain(a)	138,642	8,762,103
Cie. Generale des Etablissements Michelin SCA	49,413	7,158,822
CNP Assurances	32,904	576,917
Covivio	9,045	807,917
Credit Agricole SA(a)	312,790	4,846,778
Danone SA	154,572	10,909,502
Dassault Systemes SE	26,404	6,132,940
Edenred	77,943	4,423,979
Eiffage SA(a)	15,205	1,667,840
Electricite de France SA(a)	142,744	2,082,642
Engie SA(a)	479,448	7,139,461
EssilorLuxottica SA	73,854	12,304,510
Eurazeo SE	3,235	269,874
Eurofins Scientific SE(a)	30,760	3,049,328
Faurecia SE(a)	12,420	671,309
Faurecia SE, New(a)	8,478	457,118
Gecina SA	5,927	867,963
Getlink SE(a)	175,040	2,787,734
Hermes International	8,253	10,372,097
Iliad SA	5,229	950,495
Ipsen SA	10,773	1,043,189
Kering SA	19,637	15,755,403
Klepierre SA	37,921	1,007,023
La Francaise des Jeux SAEM(c)	24,171	1,240,116
Legrand SA	72,962	7,114,362
L’Oreal SA	64,872	26,680,437
LVMH Moet Hennessy Louis Vuitton SE	72,556	54,694,117
Natixis SA(a)	242,637	1,187,039
Orange SA	470,826	5,866,175
Orpea SA(a)	9,043	1,165,342
Pernod Ricard SA	56,090	11,525,856
Publicis Groupe SA	69,517	4,507,249
Remy Cointreau SA(b)	4,015	803,287
Renault SA(a)	58,183	2,348,114
Safran SA(a)	83,718	12,514,823
Sanofi	294,928	30,983,837
Sartorius Stedim Biotech	5,983	2,751,291
Schneider Electric SE	149,477	23,935,667
SCOR SE(a)	31,135	1,008,595
SEB SA	5,107	931,393
SES SA	98,246	745,565
Societe Generale SA(a)	187,839	5,352,273
Sodexo SA(a)	14,360	1,436,513
Suez SA	112,540	2,690,546
Teleperformance	12,517	4,838,322
Thales SA	20,704	2,113,012
TOTAL SE	645,729	28,625,117
Ubisoft Entertainment SA(a)	26,552	1,996,427
Unibail-Rodamco-Westfield(a)(b)	37,866	3,126,543
Valeo SA	70,612	2,289,973

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

France (continued)
Veolia Environnement SA	158,118	$5,042,170
Vinci SA	130,207	14,326,323
Vivendi SE	227,050	7,926,359
Wendel SE	19,621	2,614,707
Worldline SA(a)(c)	62,379	6,129,745

		484,625,210

Germany — 2.2%
adidas AG(a)	49,299	15,243,051
Allianz SE, Registered	105,828	27,568,432
Aroundtown SA	279,398	2,153,916
BASF SE	228,440	18,446,731
Bayer AG, Registered	253,872	16,447,986
Bayerische Motoren Werke AG	88,596	8,894,763
Bechtle AG	7,364	1,501,251
Beiersdorf AG	23,276	2,631,044
Brenntag SE	30,873	2,775,475
Carl Zeiss Meditec AG, Bearer	9,134	1,611,391
Commerzbank AG(a)	324,560	2,145,362
Continental AG(a)	27,706	3,756,823
Covestro AG(c)	59,142	3,874,438
Daimler AG, Registered	223,574	19,929,692
Delivery Hero SE(a)(c)	32,458	5,159,580
Deutsche Bank AG, Registered(a)	517,208	7,226,068
Deutsche Boerse AG	52,305	9,022,848
Deutsche Lufthansa AG, Registered(a)(b)	69,138	893,706
Deutsche Post AG, Registered	259,748	15,307,473
Deutsche Telekom AG, Registered	864,502	16,650,996
Deutsche Wohnen SE	92,453	5,008,270
E.ON SE	576,198	6,954,304
Evonik Industries AG	44,116	1,546,471
Fresenius Medical Care AG & Co. KGaA	56,808	4,524,381
Fresenius SE & Co. KGaA	106,577	5,244,796
GEA Group AG	51,924	2,282,098
Hannover Rueck SE	12,410	2,297,642
HeidelbergCement AG	52,472	4,814,495
HelloFresh SE(a)	41,004	3,405,882
Henkel AG & Co. KGaA	29,066	2,893,643
HOCHTIEF AG	4,167	391,166
Infineon Technologies AG	341,602	13,802,612
KION Group AG	15,807	1,578,221
Knorr-Bremse AG	9,760	1,198,407
LANXESS AG	34,497	2,542,312
LEG Immobilien SE	14,886	2,073,316
Merck KGaA	35,748	6,289,336
MTU Aero Engines AG	14,763	3,730,279
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Registered	36,129	10,466,369
Nemetschek SE	17,820	1,330,006
Puma SE(a)	28,383	2,997,168
RWE AG	162,506	6,170,002
SAP SE	270,153	37,971,530
Scout24 AG(c)	23,451	1,951,843
Siemens AG, Registered	197,865	33,065,511
Siemens Healthineers AG(c)	50,549	2,889,199
Symrise AG	26,945	3,483,667
TeamViewer AG(a)(c)	43,968	2,093,858
Telefonica Deutschland Holding AG	210,293	612,118
Uniper SE	43,737	1,597,419
United Internet AG, Registered(e)	24,593	1,036,473
Vonovia SE	134,059	8,817,813

Security	Shares	Value

Germany (continued)
Zalando SE(a)(c)	43,798	$4,562,737

		370,864,370

Greece — 0.0%
Alpha Services and Holdings SA(a)	0	—
Hellenic Telecommunications Organization SA	28,873	490,426
JUMBO SA	65,225	1,220,952
OPAP SA	23,357	358,494

		2,069,872

Hong Kong — 0.9%
AIA Group Ltd.	3,155,600	40,182,164
ASM Pacific Technology Ltd.	87,600	1,328,631
Bank of East Asia Ltd. (The)	340,400	715,261
BOC Hong Kong Holdings Ltd.	712,000	2,511,803
Budweiser Brewing Co. APAC Ltd.(c)	477,100	1,508,051
CK Asset Holdings Ltd.	606,516	3,806,904
CK Hutchison Holdings Ltd.	609,016	4,994,859
CK Infrastructure Holdings Ltd.	179,500	1,100,086
CLP Holdings Ltd.	421,000	4,154,793
ESR Cayman Ltd.(a)(c)	463,600	1,584,758
Galaxy Entertainment Group Ltd.(a)	522,000	4,597,076
Hang Lung Properties Ltd.	652,000	1,779,666
Hang Seng Bank Ltd.(b)	196,300	3,854,298
Henderson Land Development Co. Ltd.	299,003	1,330,083
HK Electric Investments & HK Electric Investments Ltd.	859,000	860,454
HKT Trust & HKT Ltd.	1,072,000	1,556,894
Hong Kong & China Gas Co. Ltd.	3,012,896	4,833,450
Hong Kong Exchanges & Clearing Ltd.	295,000	17,851,510
Hongkong Land Holdings Ltd.(b)	278,500	1,378,575
Jardine Matheson Holdings Ltd.	51,700	3,476,308
Link REIT	536,600	5,074,550
Melco Resorts & Entertainment Ltd., ADR(a)	73,834	1,424,258
MTR Corp. Ltd.	336,500	1,875,979
New World Development Co. Ltd.	483,916	2,560,748
Power Assets Holdings Ltd.	378,500	2,326,989
Sands China Ltd.(a)	693,200	3,293,366
Sino Land Co. Ltd.	550,000	817,191
SJM Holdings Ltd.	681,000	883,818
Sun Hung Kai Properties Ltd.	286,000	4,319,357
Swire Pacific Ltd., Class A	136,000	1,100,523
Swire Properties Ltd.	186,000	555,592
Techtronic Industries Co. Ltd.	422,500	7,702,737
WH Group Ltd.(c)	2,832,000	2,475,815
Wharf Real Estate Investment Co. Ltd.(b)	491,200	2,826,969
Wynn Macau Ltd.(a)	378,000	727,106
Xinyi Glass Holdings Ltd.	538,000	1,908,354

		143,278,976

Hungary — 0.0%
MOL Hungarian Oil & Gas PLC(a)	52,196	361,142
OTP Bank Nyrt(a)	69,290	3,119,673
Richter Gedeon Nyrt	14,254	408,309

		3,889,124

India — 1.2%
Adani Green Energy Ltd.(a)	270,544	3,721,635
Adani Ports & Special Economic Zone Ltd.	155,483	1,532,423
Ambuja Cements Ltd.	110,208	459,817
Apollo Hospitals Enterprise Ltd.	28,722	1,239,847
Asian Paints Ltd.	112,745	3,860,629
Aurobindo Pharma Ltd.	94,592	1,252,564

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

India (continued)
Avenue Supermarts Ltd.(a)(c)	40,135	$1,545,798
Axis Bank Ltd.(a)	577,306	5,571,785
Bajaj Auto Ltd.	20,243	1,047,711
Bajaj Finance Ltd.	74,345	5,471,957
Bajaj Finserv Ltd.	11,756	1,752,413
Bandhan Bank Ltd.(a)(c)	184,727	822,353
Bharat Forge Ltd.	45,760	377,089
Bharat Petroleum Corp. Ltd.	187,257	1,066,320
Bharti Airtel Ltd.	644,697	4,671,654
Biocon Ltd.(a)	133,312	683,275
Britannia Industries Ltd.	29,967	1,395,338
Cipla Ltd.	133,148	1,636,387
Colgate-Palmolive India Ltd.	32,670	653,598
Container Corp. of India Ltd.	90,484	720,598
Dabur India Ltd.	145,181	1,054,570
Divi’s Laboratories Ltd.(a)	38,032	2,085,785
DLF Ltd.	194,177	648,283
Dr. Reddy’s Laboratories Ltd.	33,559	2,339,174
Eicher Motors Ltd.	39,286	1,284,376
GAIL India Ltd.	451,947	837,114
Godrej Consumer Products Ltd.(a)	94,801	885,330
Grasim Industries Ltd.	75,290	1,424,790
Havells India Ltd.	67,479	902,104
HCL Technologies Ltd.	293,345	3,560,059
HDFC Asset Management Co. Ltd.(c)	17,205	644,870
HDFC Life Insurance Co. Ltd.(a)(c)	246,966	2,217,518
Hero MotoCorp Ltd.	32,026	1,218,888
Hindalco Industries Ltd.	361,185	1,776,851
Hindustan Unilever Ltd.	216,866	6,891,199
Housing Development Finance Corp. Ltd.	448,069	14,639,330
ICICI Bank Ltd.(a)	1,343,643	10,892,809
ICICI Lombard General Insurance Co. Ltd.(c)	48,925	933,949
Indraprastha Gas Ltd.	104,676	719,226
Info Edge India Ltd.(a)	22,957	1,523,194
Infosys Ltd.	888,769	16,250,353
InterGlobe Aviation Ltd.(a)(c)	39,590	878,358
Ipca Laboratories Ltd.	22,176	630,290
ITC Ltd.	851,411	2,328,744
JSW Steel Ltd.	237,474	2,301,404
Jubilant Foodworks Ltd.	25,841	1,008,801
Kotak Mahindra Bank Ltd.(a)	240,684	5,682,381
Larsen & Toubro Infotech Ltd.(c)	12,480	655,443
Larsen & Toubro Ltd.	172,669	3,124,698
Lupin Ltd.	76,383	1,102,860
Mahindra & Mahindra Ltd.	210,631	2,139,935
Marico Ltd.	148,901	827,099
Maruti Suzuki India Ltd.	35,545	3,097,858
Motherson Sumi Systems Ltd.	340,369	986,564
Nestle India Ltd.	7,914	1,742,501
NTPC Ltd.	1,002,993	1,387,244
Oil & Natural Gas Corp. Ltd.	689,900	1,007,293
Page Industries Ltd.	1,783	713,961
PI Industries Ltd.	12,480	423,172
Pidilite Industries Ltd.	38,581	945,768
Piramal Enterprises Ltd.	34,329	778,691
Power Grid Corp. of India Ltd.	472,494	1,403,656
Reliance Industries Ltd.	744,001	20,033,211
SBI Life Insurance Co. Ltd.(c)	121,402	1,522,104
Shree Cement Ltd.(a)	2,798	1,054,286
Shriram Transport Finance Co. Ltd.	55,880	1,014,700

Security	Shares	Value

India (continued)
Siemens Ltd.	19,968	$507,190
State Bank of India(a)	497,903	2,376,168
Sun Pharmaceutical Industries Ltd.	247,998	2,191,128
Tata Consultancy Services Ltd.	246,326	10,094,968
Tata Consumer Products Ltd.	170,880	1,544,489
Tata Motors Ltd.(a)	459,169	1,821,551
Tata Steel Ltd.	194,600	2,716,479
Tech Mahindra Ltd.	175,695	2,278,004
Titan Co. Ltd.	94,314	1,899,267
UltraTech Cement Ltd.	26,690	2,262,448
UPL Ltd.	143,588	1,176,463
Wipro Ltd.	335,650	2,232,833

		200,104,973

Indonesia — 0.1%
Adaro Energy Tbk PT	2,485,000	214,180
Astra International Tbk PT	6,766,900	2,576,528
Bank Central Asia Tbk PT	2,365,700	5,244,828
Bank Mandiri Persero Tbk PT	4,413,614	1,886,747
Bank Negara Indonesia Persero Tbk PT	2,845,388	1,122,791
Bank Rakyat Indonesia Persero Tbk PT	13,763,200	3,858,841
Barito Pacific Tbk PT(a)	7,198,900	498,366
Charoen Pokphand Indonesia Tbk PT	2,334,445	1,139,345
Gudang Garam Tbk PT(a)	96,100	240,167
Indah Kiat Pulp & Paper Tbk PT	638,200	402,050
Indocement Tunggal Prakarsa Tbk PT	731,600	650,818
Indofood Sukses Makmur Tbk PT	2,494,900	1,126,980
Kalbe Farma Tbk PT	8,902,700	887,496
Perusahaan Gas Negara Tbk PT	1,633,200	138,503
Semen Indonesia Persero Tbk PT	1,292,300	932,657
Telkom Indonesia Persero Tbk PT	10,388,200	2,301,297
Unilever Indonesia Tbk PT	2,843,000	1,180,893
United Tractors Tbk PT	705,306	1,033,912

		25,436,399

Ireland — 0.5%
CRH PLC	234,904	11,093,356
Flutter Entertainment PLC(a)	38,392	7,849,835
Horizon Therapeutics PLC(a)	53,672	5,078,444
Kerry Group PLC, Class A	52,159	6,768,653
Kingspan Group PLC	21,451	1,912,430
Linde PLC	137,045	39,172,943
Smurfit Kappa Group PLC	84,156	4,311,624
STERIS PLC	19,501	4,115,101
Trane Technologies PLC	63,781	11,087,051

		91,389,437

Israel — 0.2%
Azrieli Group Ltd.	8,478	597,291
Bank Hapoalim BM(a)	207,863	1,659,905
Bank Leumi Le-Israel BM	195,332	1,377,957
Check Point Software Technologies Ltd.(a)(b)	25,640	2,995,008
CyberArk Software Ltd.(a)(b)	11,707	1,644,834
Elbit Systems Ltd.(b)	6,320	870,830
ICL Group Ltd.	334,090	2,147,710
Isracard Ltd.	1	4
Israel Discount Bank Ltd., Class A	219,728	994,529
Mizrahi Tefahot Bank Ltd.(b)	70,903	2,000,285
Nice Ltd.(a)	19,533	4,726,440
Teva Pharmaceutical Industries Ltd., ADR(a)(b)	298,952	3,198,786
Wix.com Ltd.(a)(b)	14,214	4,518,346

		26,731,925

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Italy — 0.6%
Amplifon SpA(a)	26,741	$1,130,863
Assicurazioni Generali SpA(a)	272,611	5,475,500
Atlantia SpA(a)	148,874	2,907,755
CNH Industrial NV	319,778	4,761,815
DiaSorin SpA	6,596	1,121,562
Enel SpA	2,087,627	20,775,671
Eni SpA	637,400	7,619,308
Ferrari NV	33,149	7,109,032
Infrastrutture Wireless Italiane SpA(c)	45,609	532,570
Intesa Sanpaolo SpA(a)	3,807,677	10,638,722
Mediobanca Banca di Credito Finanziario SpA(a)	321,661	3,640,599
Moncler SpA(a)	41,448	2,545,647
Nexi SpA(a)(c)	131,727	2,527,652
Poste Italiane SpA(c)	103,000	1,351,506
Prysmian SpA	53,729	1,684,887
Recordati Industria Chimica e Farmaceutica SpA	48,687	2,686,655
Snam SpA	624,387	3,517,661
Telecom Italia SpA/Milano	3,262,938	1,792,312
Tenaris SA	202,077	2,179,125
Terna Rete Elettrica Nazionale SpA	548,246	4,045,667
UniCredit SpA	530,181	5,464,540

		93,509,049

Japan — 6.1%
ABC-Mart Inc.	9,400	503,088
Acom Co. Ltd.	190,600	817,816
Advantest Corp.	50,600	4,805,160
Aeon Co. Ltd.	168,400	4,594,968
AGC Inc.	74,600	3,398,820
Air Water Inc.	46,800	774,969
Aisin Corp.	47,900	1,844,920
Ajinomoto Co. Inc.	114,500	2,290,419
Alfresa Holdings Corp.	47,800	855,813
Amada Co. Ltd.	66,200	716,478
Asahi Group Holdings Ltd.	116,400	4,861,315
Asahi Intecc Co. Ltd.	61,200	1,647,229
Asahi Kasei Corp.	365,100	3,846,234
Astellas Pharma Inc.	467,900	7,022,460
Bandai Namco Holdings Inc.	49,000	3,597,951
Bridgestone Corp.	144,500	5,786,346
Brother Industries Ltd.	65,800	1,391,188
Calbee Inc.	21,500	515,150
Canon Inc.	255,600	6,086,884
Casio Computer Co. Ltd.	52,500	927,474
Central Japan Railway Co.	34,300	5,016,106
Chubu Electric Power Co. Inc.	142,000	1,715,484
Chugai Pharmaceutical Co. Ltd.	178,500	6,697,118
Chugoku Electric Power Co. Inc. (The)	61,100	681,963
Coca-Cola Bottlers Japan Holdings Inc.	26,800	427,849
Concordia Financial Group Ltd.	522,200	1,958,758
Cosmos Pharmaceutical Corp.	8,000	1,148,346
CyberAgent Inc.	105,200	2,163,575
Dai Nippon Printing Co. Ltd.	66,800	1,326,772
Daifuku Co. Ltd.	24,000	2,375,738
Dai-ichi Life Holdings Inc.	283,600	5,099,637
Daiichi Sankyo Co. Ltd.	447,000	11,397,365
Daikin Industries Ltd.	62,400	12,519,391
Daito Trust Construction Co. Ltd.	17,200	1,828,498
Daiwa House Industry Co. Ltd.	137,400	4,066,502
Daiwa House REIT Investment Corp.	662	1,775,145
Daiwa Securities Group Inc.	372,400	1,983,203

Security	Shares	Value

Japan (continued)
Denso Corp.	119,600	$7,723,859
Dentsu Group Inc.	51,700	1,589,241
Disco Corp.	8,200	2,655,688
East Japan Railway Co.	72,100	4,933,314
Eisai Co. Ltd.	61,900	4,037,190
ENEOS Holdings Inc.	805,980	3,474,478
FANUC Corp.	53,100	12,229,930
Fast Retailing Co. Ltd.	14,200	11,654,380
Fuji Electric Co. Ltd.	26,500	1,206,143
FUJIFILM Holdings Corp.	97,300	6,308,633
Fujitsu Ltd.	47,300	7,531,737
Fukuoka Financial Group Inc.	32,200	547,935
GLP J-REIT	1,073	1,798,395
GMO Payment Gateway Inc.	12,500	1,595,307
Hakuhodo DY Holdings Inc.	44,900	756,241
Hamamatsu Photonics KK	46,200	2,679,731
Hankyu Hanshin Holdings Inc.	58,700	1,847,381
Hikari Tsushin Inc.	6,100	1,226,641
Hirose Electric Co. Ltd.	10,700	1,704,286
Hisamitsu Pharmaceutical Co. Inc.	22,100	1,285,906
Hitachi Ltd.	254,700	12,538,683
Hitachi Metals Ltd.(a)	58,100	1,126,865
Honda Motor Co. Ltd.	432,900	12,800,264
Hoshizaki Corp.	14,200	1,260,144
Hoya Corp.	97,400	11,080,637
Hulic Co. Ltd.	60,600	689,689
Idemitsu Kosan Co. Ltd.	51,900	1,242,599
Iida Group Holdings Co. Ltd.	36,200	881,941
Inpex Corp.	280,200	1,912,348
Isuzu Motors Ltd.	123,400	1,248,620
Ito En Ltd.	18,300	1,012,900
ITOCHU Corp.	352,900	11,003,003
Itochu Techno-Solutions Corp.	36,800	1,275,989
Japan Airport Terminal Co. Ltd.	16,000	718,723
Japan Exchange Group Inc.	126,900	2,973,829
Japan Metropolitan Fund Invest	1,465	1,443,488
Japan Post Bank Co. Ltd.	67,500	616,921
Japan Post Holdings Co. Ltd.	360,400	3,025,507
Japan Post Insurance Co. Ltd.	51,800	998,040
Japan Real Estate Investment Corp.	283	1,755,400
Japan Tobacco Inc.	302,000	5,647,390
JFE Holdings Inc.	143,200	1,883,917
JSR Corp.	47,100	1,449,993
Kajima Corp.	77,700	1,073,391
Kakaku.com Inc.	46,100	1,252,614
Kansai Electric Power Co. Inc. (The)	205,100	2,030,266
Kansai Paint Co. Ltd.	48,100	1,211,466
Kao Corp.	119,000	7,628,498
KDDI Corp.	401,900	12,155,724
Keihan Holdings Co. Ltd.	29,200	1,064,562
Keikyu Corp.	70,300	899,130
Keio Corp.	26,500	1,721,330
Keisei Electric Railway Co. Ltd.	35,800	1,116,857
Keyence Corp.	48,000	23,063,538
Kikkoman Corp.	40,200	2,467,792
Kintetsu Group Holdings Co. Ltd.(a)	48,700	1,744,298
Kirin Holdings Co. Ltd.	217,400	4,078,301
Kobayashi Pharmaceutical Co. Ltd.	14,600	1,302,319
Kobe Bussan Co. Ltd.	44,000	1,176,232
Koito Manufacturing Co. Ltd.	23,600	1,470,344

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Komatsu Ltd.	240,500	$7,051,850
Konami Holdings Corp.	29,300	1,747,733
Kose Corp.	9,400	1,415,525
Kubota Corp.	278,300	6,543,443
Kuraray Co. Ltd.	63,300	687,408
Kyocera Corp.	75,300	4,572,216
Kyowa Kirin Co. Ltd.	81,500	2,475,459
Kyushu Electric Power Co. Inc.	122,400	1,117,563
Kyushu Railway Co.	44,000	987,036
Lasertec Corp.	22,700	4,016,449
Lawson Inc.	8,700	390,010
Lion Corp.	64,600	1,211,564
Lixil Corp.	59,000	1,598,271
M3 Inc.	114,300	7,923,252
Makita Corp.	51,500	2,315,745
Marubeni Corp.	471,600	3,920,184
Marui Group Co. Ltd.	45,400	849,809
Mazda Motor Corp.(a)	232,500	1,799,506
McDonald’s Holdings Co. Japan Ltd.	23,300	1,063,693
Medipal Holdings Corp.	28,300	519,888
MEIJI Holdings Co. Ltd.	27,900	1,728,036
Mercari Inc.(a)(b)	30,200	1,491,972
MINEBEA MITSUMI Inc.	103,000	2,582,892
MISUMI Group Inc.	86,300	2,431,764
Mitsubishi Chemical Holdings Corp.	455,000	3,386,327
Mitsubishi Corp.	345,900	9,556,910
Mitsubishi Electric Corp.	474,500	7,301,670
Mitsubishi Estate Co. Ltd.	290,100	4,765,331
Mitsubishi Gas Chemical Co. Inc.	41,400	957,118
Mitsubishi Heavy Industries Ltd.	75,700	2,248,734
Mitsubishi UFJ Financial Group Inc.	3,300,700	17,453,955
Mitsui & Co. Ltd.	444,300	9,363,204
Mitsui Chemicals Inc.	44,100	1,387,896
Mitsui Fudosan Co. Ltd.	216,100	4,685,577
Miura Co. Ltd.	23,800	1,247,647
Mizuho Financial Group Inc.	684,690	9,615,289
MonotaRO Co. Ltd.	76,500	1,952,655
MS&AD Insurance Group Holdings Inc.	118,200	3,346,864
Murata Manufacturing Co. Ltd.	147,200	11,720,247
Nabtesco Corp.	21,000	944,284
Nagoya Railroad Co. Ltd.(a)	53,900	1,235,748
NEC Corp.	61,100	3,555,153
Nexon Co. Ltd.	114,600	3,800,604
NGK Insulators Ltd.	44,100	803,285
NGK Spark Plug Co. Ltd.	29,200	487,268
NH Foods Ltd.	18,400	820,640
Nidec Corp.	114,600	13,268,039
Nihon M&A Center Inc.	82,500	2,161,658
Nintendo Co. Ltd.	29,400	16,861,864
Nippon Building Fund Inc.	386	2,535,547
Nippon Express Co. Ltd.	16,900	1,291,021
Nippon Paint Holdings Co. Ltd.	179,500	2,565,107
Nippon Prologis REIT Inc.	579	1,859,284
Nippon Sanso Holdings Corp.	39,600	744,142
Nippon Shinyaku Co. Ltd.	12,400	834,948
Nippon Steel Corp.	224,134	3,910,375
Nippon Telegraph & Telephone Corp.	322,900	8,138,598
Nippon Yusen KK	62,800	2,464,773
Nissan Chemical Corp.	31,600	1,624,738
Nissan Motor Co. Ltd.(a)	584,300	2,927,781

Security	Shares	Value

Japan (continued)
Nisshin Seifun Group Inc.	47,000	$757,641
Nissin Foods Holdings Co. Ltd.	16,700	1,184,072
Nitori Holdings Co. Ltd.	19,400	3,480,481
Nitto Denko Corp.	39,100	3,240,895
Nomura Holdings Inc.	868,900	4,665,454
Nomura Real Estate Holdings Inc.	20,400	502,045
Nomura Real Estate Master Fund Inc.	1,119	1,769,024
Nomura Research Institute Ltd.	85,300	2,625,996
NSK Ltd.	52,000	478,587
NTT Data Corp.	174,500	2,710,773
Obayashi Corp.	125,200	1,141,983
Obic Co. Ltd.	16,900	3,266,978
Odakyu Electric Railway Co. Ltd.	76,600	2,070,839
Oji Holdings Corp.	189,200	1,192,615
Olympus Corp.	304,300	6,256,935
Omron Corp.	41,500	3,147,477
Ono Pharmaceutical Co. Ltd.	116,700	2,937,118
Oracle Corp. Japan	13,700	1,284,708
Oriental Land Co. Ltd.	47,900	6,781,506
ORIX Corp.	332,200	5,341,398
Orix JREIT Inc.	695	1,225,891
Osaka Gas Co. Ltd.	85,700	1,652,766
Otsuka Corp.	33,100	1,668,551
Otsuka Holdings Co. Ltd.	104,500	4,016,326
Pan Pacific International Holdings Corp.	110,400	2,378,592
Panasonic Corp.	587,300	6,925,847
PeptiDream Inc.(a)	32,600	1,397,292
Persol Holdings Co. Ltd.	44,000	808,710
Pigeon Corp.	28,200	955,867
Pola Orbis Holdings Inc.	18,200	471,713
Rakuten Group Inc.	233,000	2,960,862
Recruit Holdings Co. Ltd.	342,300	15,466,993
Renesas Electronics Corp.(a)	210,800	2,458,899
Resona Holdings Inc.	555,600	2,282,278
Ricoh Co. Ltd.	166,700	1,772,155
Rinnai Corp.	7,700	773,487
Rohm Co. Ltd.	24,500	2,427,474
Ryohin Keikaku Co. Ltd.	62,700	1,319,336
Santen Pharmaceutical Co. Ltd.	106,500	1,364,073
SBI Holdings Inc.	60,730	1,716,808
SCSK Corp.	13,800	800,439
Secom Co. Ltd.	48,500	4,027,135
Sega Sammy Holdings Inc.	37,300	535,417
Seibu Holdings Inc.(a)	64,800	697,176
Seiko Epson Corp.	72,500	1,232,377
Sekisui Chemical Co. Ltd.	73,700	1,282,443
Sekisui House Ltd.	151,400	3,059,719
Seven & i Holdings Co. Ltd.	191,300	8,223,949
SG Holdings Co. Ltd.	82,500	1,874,846
Sharp Corp.	53,700	907,405
Shimadzu Corp.	60,900	2,131,124
Shimamura Co. Ltd.	5,100	504,844
Shimano Inc.	17,900	4,099,780
Shimizu Corp.	141,500	1,158,616
Shin-Etsu Chemical Co. Ltd.	90,200	15,225,196
Shinsei Bank Ltd.(a)	33,100	481,790
Shionogi & Co. Ltd.	63,100	3,317,650
Shiseido Co. Ltd.	100,300	7,274,858
Shizuoka Bank Ltd. (The)	62,300	477,061
SMC Corp.	14,000	8,126,801

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Japan (continued)
Softbank Corp.	727,800	$9,385,061
SoftBank Group Corp.	400,100	36,183,052
Sohgo Security Services Co. Ltd.	17,500	766,891
Sompo Holdings Inc.	91,700	3,406,084
Sony Group Corp.	322,200	32,130,095
Square Enix Holdings Co. Ltd.	28,000	1,557,477
Stanley Electric Co. Ltd.	26,800	767,431
Subaru Corp.	160,200	2,971,552
SUMCO Corp.	62,800	1,627,095
Sumitomo Chemical Co. Ltd.	628,100	3,200,693
Sumitomo Corp.	315,200	4,290,907
Sumitomo Dainippon Pharma Co. Ltd.	58,600	1,015,937
Sumitomo Electric Industries Ltd.	195,200	2,903,757
Sumitomo Metal Mining Co. Ltd.	77,800	3,301,900
Sumitomo Mitsui Financial Group Inc.	358,700	12,476,807
Sumitomo Mitsui Trust Holdings Inc.	75,708	2,576,586
Sumitomo Realty & Development Co. Ltd.	71,200	2,370,402
Sundrug Co. Ltd.	24,800	845,158
Suntory Beverage & Food Ltd.	32,400	1,093,783
Suzuken Co. Ltd.	14,800	532,803
Suzuki Motor Corp.	95,900	3,638,418
Sysmex Corp.	40,500	4,047,962
T&D Holdings Inc.	192,000	2,352,024
Taiheiyo Cement Corp.	23,500	588,871
Taisei Corp.	36,700	1,353,104
Takeda Pharmaceutical Co. Ltd.	406,034	13,502,892
TDK Corp.	31,600	4,293,125
Terumo Corp.	170,800	6,456,663
THK Co. Ltd.	23,900	814,487
TIS Inc.	56,300	1,398,422
Tobu Railway Co. Ltd.	52,000	1,336,810
Toho Co. Ltd.	31,200	1,241,663
Toho Gas Co. Ltd.	20,300	1,127,313
Tohoku Electric Power Co. Inc.	125,400	1,104,800
Tokio Marine Holdings Inc.	157,800	7,550,377
Tokyo Century Corp.	11,300	697,818
Tokyo Electric Power Co. Holdings Inc.(a)	520,400	1,537,800
Tokyo Electron Ltd.	37,800	16,710,086
Tokyo Gas Co. Ltd.	100,500	2,034,733
Tokyu Corp.	139,600	1,794,410
Tokyu Fudosan Holdings Corp.	107,300	595,866
Toppan Printing Co. Ltd.	58,900	1,003,895
Toray Industries Inc.	383,600	2,383,616
Toshiba Corp.	99,400	4,105,860
Tosoh Corp.	45,400	804,951
TOTO Ltd.	35,400	1,836,311
Toyo Suisan Kaisha Ltd.	23,300	949,650
Toyota Industries Corp.	33,500	2,681,716
Toyota Motor Corp.	558,400	41,517,925
Toyota Tsusho Corp.	74,500	3,148,895
Trend Micro Inc.	36,700	1,745,940
Tsuruha Holdings Inc.	10,000	1,154,568
Unicharm Corp.	102,000	3,960,368
United Urban Investment Corp.	705	1,053,904
USS Co. Ltd.	96,600	1,750,740
Welcia Holdings Co. Ltd.	28,700	895,357
West Japan Railway Co.	41,700	2,301,216
Yakult Honsha Co. Ltd.	34,100	1,659,686
Yamada Holdings Co. Ltd.	173,700	864,487
Yamaha Corp.	35,800	1,948,767

Security	Shares	Value

Japan (continued)
Yamaha Motor Co. Ltd.	110,200	$2,751,345
Yamato Holdings Co. Ltd.	77,900	2,198,632
Yamazaki Baking Co. Ltd.	28,500	451,338
Yaskawa Electric Corp.	58,600	2,702,017
Yokogawa Electric Corp.	58,400	1,060,021
Z Holdings Corp.	639,300	2,953,630
ZOZO Inc.	33,600	1,134,294

		1,022,480,964

Kuwait — 0.1%
Agility Public Warehousing Co. KSC	726,190	2,284,859
Boubyan Bank KSCP	1,006,163	2,187,311
Gulf Bank KSCP	1,350,522	972,663
Kuwait Finance House KSCP	247,431	593,736
Mabanee Co. KPSC	337,770	783,608
Mobile Telecommunications Co. KSC	1,238,790	2,479,225
National Bank of Kuwait SAKP	1,244,650	3,399,757

		12,701,159

Malaysia — 0.2%
Axiata Group Bhd	352,300	332,829
CIMB Group Holdings Bhd	1,629,800	1,647,147
Dialog Group Bhd(b)	1,581,200	1,173,432
DiGi.Com Bhd	1,635,900	1,673,279
Gamuda Bhd(a)	241,700	208,281
Genting Bhd	1,112,500	1,352,468
Genting Malaysia Bhd	423,900	298,026
Genting Plantations Bhd(b)	671,900	1,431,913
Hartalega Holdings Bhd(b)	480,900	1,206,828
Hong Leong Bank Bhd	253,600	1,103,201
Hong Leong Financial Group Bhd	394,000	1,594,698
IHH Healthcare Bhd	1,237,200	1,624,874
Kossan Rubber Industries	357,600	387,595
Malayan Banking Bhd	401,700	807,048
Malaysia Airports Holdings Bhd	459,900	672,493
Maxis Bhd(b)	1,117,000	1,254,321
MISC Bhd	358,500	593,357
Petronas Chemicals Group Bhd	600,100	1,201,255
Petronas Gas Bhd	427,100	1,641,088
PPB Group Bhd	148,200	669,295
Press Metal Aluminium Holdings Bhd	1,362,000	1,728,933
Public Bank Bhd	3,146,750	3,187,924
Supermax Corp. Bhd(b)	559,242	823,218
Telekom Malaysia Bhd	397,600	554,217
Tenaga Nasional Bhd	621,200	1,510,388
Top Glove Corp. Bhd	1,277,900	1,762,556

		30,440,664

Mexico — 0.2%
America Movil SAB de CV, Series L, NVS	8,505,200	5,965,381
Cemex SAB de CV, CPO, NVS(a)	5,686,754	4,535,422
Coca-Cola Femsa SAB de CV	43,900	206,351
Fibra Uno Administracion SA de CV	573,900	711,455
Fomento Economico Mexicano SAB de CV	554,500	4,312,152
Gruma SAB de CV, Class B	32,535	355,257
Grupo Aeroportuario del Pacifico SAB de CV, Class B(a)	89,300	921,749
Grupo Aeroportuario del Sureste SAB de CV, Class B(a)	45,435	771,592
Grupo Bimbo SAB de CV, Series A	317,800	638,609
Grupo Carso SAB de CV, Series A1(a)	21,000	60,113
Grupo Financiero Banorte SAB de CV, Class O	719,400	4,109,685

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Mexico (continued)
Grupo Financiero Inbursa SAB de CV, Class O(a)	100	$93
Grupo Mexico SAB de CV, Series B	1,065,828	4,837,685
Grupo Televisa SAB, CPO(a)	757,000	1,885,887
Industrias Penoles SAB de CV(a)	32,305	417,726
Infraestructura Energetica Nova SAB de CV(a)	73,100	314,401
Kimberly-Clark de Mexico SAB de CV, Class A	259,300	449,850
Megacable Holdings SAB de CV, CPO	7,100	26,081
Orbia Advance Corp. SAB de CV	579,023	1,621,592
Wal-Mart de Mexico SAB de CV	1,385,700	4,554,550

		36,695,631

Netherlands — 1.6%
ABN AMRO Bank NV, CVA(a)(c)	106,174	1,373,726
Adyen NV(a)(c)	4,841	11,897,034
Aegon NV	639,994	2,978,461
Akzo Nobel NV	53,541	6,440,108
ArcelorMittal SA(a)	202,081	5,899,177
Argenx SE(a)(b)	10,336	2,991,171
ASM International NV	10,188	3,101,644
ASML Holding NV	110,777	72,170,815
Davide Campari-Milano NV	264,970	3,129,742
EXOR NV	19,468	1,601,118
Heineken Holding NV	12,299	1,222,937
Heineken NV	69,144	8,027,234
ING Groep NV	970,440	12,418,129
Just Eat Takeaway.com NV(a)(c)	34,304	3,551,382
Koninklijke Ahold Delhaize NV	286,760	7,729,064
Koninklijke DSM NV	46,989	8,439,549
Koninklijke KPN NV	988,818	3,411,511
Koninklijke Philips NV(a)	234,701	13,245,146
Koninklijke Vopak NV	22,397	1,027,233
NN Group NV	92,660	4,636,887
NXP Semiconductors NV	75,534	14,541,050
Prosus NV	128,696	13,978,811
QIAGEN NV(a)	55,502	2,707,943
Randstad NV	21,540	1,557,865
Royal Dutch Shell PLC, Class A	976,925	18,463,019
Royal Dutch Shell PLC, Class B	1,023,513	18,408,201
Stellantis NV	521,492	8,678,319
STMicroelectronics NV	173,936	6,524,409
Wolters Kluwer NV	75,313	6,823,204

		266,974,889

New Zealand — 0.1%
a2 Milk Co. Ltd. (The)(a)	205,730	1,129,226
Auckland International Airport Ltd.(a)	482,232	2,626,152
Fisher & Paykel Healthcare Corp. Ltd.	167,905	4,330,963
Meridian Energy Ltd.	247,900	948,038
Ryman Healthcare Ltd.	88,717	903,257
Spark New Zealand Ltd.	261,830	826,597
Xero Ltd.(a)	26,717	2,921,452

		13,685,685

Norway — 0.2%
Adevinta ASA(a)	64,236	1,179,075
DNB ASA	246,883	5,320,575
Equinor ASA	268,788	5,483,687
Gjensidige Forsikring ASA	33,914	773,333
Mowi ASA	90,051	2,228,459
Norsk Hydro ASA	277,273	1,774,131
Orkla ASA	229,076	2,342,541
Schibsted ASA, Class B(a)	36,445	1,601,120

Security	Shares	Value

Norway (continued)
Telenor ASA	200,096	$3,575,293
Yara International ASA	56,615	2,962,199

		27,240,413

Pakistan — 0.0%
Habib Bank Ltd.	148,652	120,946
MCB Bank Ltd.	256,758	271,432
Oil & Gas Development Co. Ltd.	382,444	228,071

		620,449

Peru — 0.0%
Cia. de Minas Buenaventura SAA, ADR(a)	71,848	698,363
Credicorp Ltd.	18,205	2,173,677
Southern Copper Corp.	13,652	947,585

		3,819,625

Philippines — 0.1%
Aboitiz Equity Ventures Inc.	816,930	602,306
Aboitiz Power Corp.	747,100	356,870
Ayala Corp.	51,850	797,941
Ayala Land Inc.	2,441,800	1,632,938
Bank of the Philippine Islands	706,264	1,214,510
BDO Unibank Inc.	910,255	1,949,061
GT Capital Holdings Inc.	7,390	80,576
JG Summit Holdings Inc.	392,689	430,204
Jollibee Foods Corp.	249,910	913,482
Metropolitan Bank & Trust Co.	500,250	457,134
PLDT Inc.	16,515	437,656
SM Investments Corp.	27,880	556,442
SM Prime Holdings Inc.	4,039,325	2,890,026

		12,319,146

Poland — 0.1%
Allegro.eu SA(a)(c)	48,539	744,793
Bank Polska Kasa Opieki SA(a)	58,932	1,244,881
CD Projekt SA(a)(b)	16,970	779,830
Cyfrowy Polsat SA	202,049	1,574,138
Dino Polska SA(a)(c)	9,145	594,212
KGHM Polska Miedz SA(a)	53,479	2,746,602
Orange Polska SA(a)	25,646	46,127
Polski Koncern Naftowy ORLEN SA	74,209	1,306,719
Polskie Gornictwo Naftowe i Gazownictwo SA	353,068	613,132
Powszechna Kasa Oszczednosci Bank Polski SA(a)	282,394	2,628,637
Powszechny Zaklad Ubezpieczen SA(a)	117,028	1,009,041

		13,288,112

Portugal — 0.0%
Banco Espirito Santo SA, Registered(a)(d)	3	—
EDP - Energias de Portugal SA	928,574	5,166,551
Galp Energia SGPS SA	98,020	1,133,946
Jeronimo Martins SGPS SA	81,183	1,484,489

		7,784,986

Qatar — 0.1%
Industries Qatar QSC	354,590	1,288,723
Masraf Al Rayan QSC	3,363,922	4,052,306
Mesaieed Petrochemical Holding Co.	994,035	517,252
Ooredoo QPSC	590,636	1,132,225
Qatar Islamic Bank SAQ	168,878	792,256
Qatar National Bank QPSC	1,104,579	5,330,807

		13,113,569

Russia — 0.4%
Alrosa PJSC	279,410	404,510
Gazprom PJSC	3,027,540	9,279,059

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Russia (continued)
Inter RAO UES PJSC	13,198,000	$862,536
LUKOIL PJSC	113,789	8,785,441
Magnit PJSC, GDR(e)	83,768	1,179,872
MMC Norilsk Nickel PJSC	17,968	6,141,208
Mobile TeleSystems PJSC, ADR	209,814	1,777,125
Moscow Exchange MICEX-RTS PJSC	490,370	1,155,837
Novatek PJSC, GDR(e)	26,487	4,768,984
Novolipetsk Steel PJSC	316,690	1,120,535
PhosAgro PJSC, GDR(e)	90,474	1,662,007
Polymetal International PLC	53,027	1,096,473
Polyus PJSC	9,842	1,818,331
Rosneft Oil Co. PJSC	352,530	2,467,786
Sberbank of Russia PJSC	2,315,650	9,182,868
Severstal PAO	34,238	809,112
Surgutneftegas PJSC	3,530,010	1,601,467
Tatneft PJSC, ADR	57,638	2,320,506
X5 Retail Group NV, GDR(e)	24,002	739,310
Yandex NV, Class A(a)	73,195	4,831,423

		62,004,390

Saudi Arabia — 0.4%
Al Rajhi Bank	293,198	7,732,402
Alinma Bank	878,286	4,646,595
Almarai Co. JSC	111,058	1,593,270
Arab National Bank	106,001	643,338
Bank AlBilad	20,845	208,167
Bank Al-Jazira	929,022	4,736,647
Banque Saudi Fransi	243,530	2,532,644
Co for Cooperative Insurance (The)(a)	9,835	203,513
Dar Al Arkan Real Estate Development Co.(a)	53,182	146,920
Etihad Etisalat Co.(a)	113,443	936,258
Riyad Bank	502,202	3,568,887
SABIC Agri-Nutrients Co.	106,294	2,976,153
Sahara International Petrochemical Co.	57,299	415,598
Saudi Arabian Mining Co.(a)	65,420	999,591
Saudi Arabian Oil Co.(c)	389,667	3,678,358
Saudi Basic Industries Corp.	187,463	6,198,611
Saudi British Bank (The)	119,329	978,472
Saudi Cement Co.	10,209	176,135
Saudi Electricity Co.	446,723	3,097,197
Saudi Kayan Petrochemical Co.(a)	113,631	551,474
Saudi National Bank	617,884	9,358,633
Saudi Telecom Co.	151,214	5,120,978
Savola Group (The)	56,665	603,655
Yanbu National Petrochemical Co.	23,046	449,231

		61,552,727

Singapore — 0.3%
Ascendas REIT	1,329,579	3,108,081
BOC Aviation Ltd.(b)(c)	70,100	632,690
CapitaLand Integrated Commercial Trust	1,834,412	2,964,511
CapitaLand Ltd.	1,718,700	4,805,746
City Developments Ltd.	111,500	661,256
DBS Group Holdings Ltd.	397,500	8,936,579
Genting Singapore Ltd.	2,573,300	1,673,109
Keppel Corp. Ltd.(b)	570,400	2,323,788
Mapletree Commercial Trust(b)	527,600	868,494
Mapletree Logistics Trust(b)	582,204	870,855
Oversea-Chinese Banking Corp. Ltd.(b)	660,300	6,055,066
Singapore Airlines Ltd.(a)(b)	258,300	982,410
Singapore Exchange Ltd.	64,300	505,062

Security	Shares	Value

Singapore (continued)
Singapore Technologies Engineering Ltd.	224,800	$652,231
Singapore Telecommunications Ltd.	1,793,200	3,369,663
Suntec REIT	312,300	359,154
United Overseas Bank Ltd.	239,000	4,776,767
UOL Group Ltd.	72,600	420,190
Venture Corp. Ltd.	76,800	1,163,199
Wilmar International Ltd.	425,000	1,667,544

		46,796,395

South Africa — 0.5%
Absa Group Ltd.(a)	87,517	738,684
Anglo American Platinum Ltd.	13,035	1,783,362
AngloGold Ashanti Ltd.	95,519	1,976,550
Aspen Pharmacare Holdings Ltd.(a)	90,808	1,010,890
Bid Corp. Ltd.(a)	123,299	2,430,029
Bidvest Group Ltd. (The)	25,900	299,017
Capitec Bank Holdings Ltd.(a)	24,429	2,502,931
Clicks Group Ltd.	39,154	653,669
Discovery Ltd.(b)	50,165	456,438
Exxaro Resources Ltd.	25,271	265,644
FirstRand Ltd.	1,035,553	3,643,262
Gold Fields Ltd.	266,378	2,519,184
Growthpoint Properties Ltd.	1,726,594	1,728,082
Harmony Gold Mining Co. Ltd.	127,250	579,522
Impala Platinum Holdings Ltd.	220,300	4,123,251
Kumba Iron Ore Ltd.	12,480	566,325
Mr. Price Group Ltd.	105,115	1,317,678
MTN Group Ltd.(a)	468,296	2,957,455
MultiChoice Group	161,564	1,389,734
Naspers Ltd., Class N	114,381	26,100,156
Nedbank Group Ltd.	133,239	1,357,968
NEPI Rockcastle PLC	95,819	645,288
Northam Platinum Ltd.(a)	104,850	1,806,752
Old Mutual Ltd.	1,650,376	1,439,066
Reinet Investments SCA	31,273	603,472
Remgro Ltd.	50,944	386,202
Sanlam Ltd.(b)	831,964	3,212,588
Sasol Ltd.(a)	166,802	2,805,424
Shoprite Holdings Ltd.	85,450	851,643
Sibanye Stillwater Ltd.	609,588	2,845,514
Standard Bank Group Ltd.	341,733	2,779,798
Tiger Brands Ltd.	27,564	370,497
Vodacom Group Ltd.	119,982	1,039,830
Woolworths Holdings Ltd.(a)	372,866	1,263,491

		78,449,396

South Korea — 1.6%
Alteogen Inc.(a)	9,424	683,703
Amorepacific Corp.	9,956	2,421,089
AMOREPACIFIC Group	11,629	768,402
BGF retail Co. Ltd.	4,415	607,268
Celltrion Healthcare Co. Ltd.(a)	19,178	1,934,437
Celltrion Inc.(a)	25,285	6,046,487
CJ CheilJedang Corp.	3,752	1,334,037
CJ Corp.	12,453	1,069,143
CJ ENM Co. Ltd.	6,476	838,355
CJ Logistics Corp.(a)	999	154,024
Coway Co. Ltd.	18,692	1,124,192
DB Insurance Co. Ltd.	8,850	389,452
Doosan Heavy Industries & Construction Co. Ltd.(a)	42,788	536,605
Douzone Bizon Co. Ltd.	8,254	625,533

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

South Korea (continued)
Fila Holdings Corp.	8,863	$363,332
GS Engineering & Construction Corp.	37,931	1,505,510
GS Retail Co. Ltd.(b)	17,597	566,344
Hana Financial Group Inc.	95,684	3,926,799
Hankook Tire & Technology Co. Ltd.	30,254	1,308,237
Hanmi Pharm Co. Ltd.	2,860	869,043
Hanwha Corp.	47,481	1,314,707
Hanwha Solutions Corp.(a)	28,751	1,190,258
HLB Inc.(a)	28,178	838,488
Hotel Shilla Co. Ltd.	7,699	598,700
Hyundai Engineering & Construction Co. Ltd.	11,194	507,194
Hyundai Glovis Co. Ltd.	7,544	1,302,151
Hyundai Heavy Industries Holdings Co. Ltd.	23,545	1,490,150
Hyundai Marine & Fire Insurance Co. Ltd.	25,154	550,636
Hyundai Mobis Co. Ltd.	17,278	4,193,878
Hyundai Motor Co.	42,538	8,107,211
Hyundai Steel Co.	37,306	1,861,359
Kakao Corp.	75,230	7,676,186
Kangwon Land Inc.(a)	26,358	599,503
KB Financial Group Inc.	95,483	4,695,393
Kia Corp.	67,022	4,639,452
KMW Co. Ltd.(a)	12,033	620,932
Korea Aerospace Industries Ltd.	29,765	872,332
Korea Electric Power Corp.	70,408	1,496,965
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	13,471	1,858,946
Korea Zinc Co. Ltd.	3,801	1,524,022
KT&G Corp.	31,273	2,316,623
LG Chem Ltd.	12,393	10,383,671
LG Corp.(a)(d)	37,779	4,296,349
LG Display Co. Ltd.(a)(b)	94,937	2,073,960
LG Electronics Inc.	30,625	4,336,259
LG Household & Health Care Ltd.	2,856	3,951,440
LG Innotek Co. Ltd.	2,780	502,342
LG Uplus Corp.	30,154	357,830
Lotte Chemical Corp.	5,797	1,584,293
Lotte Corp.	11,745	386,449
Lotte Shopping Co. Ltd.	4,367	486,814
Mirae Asset Securities Co. Ltd.	230,047	2,068,117
NAVER Corp.	30,749	9,937,758
NCSoft Corp.	4,725	3,525,644
Netmarble Corp.(c)	7,710	897,600
Orion Corp./Republic of Korea	10,698	1,125,245
Ottogi Corp.	2,183	1,089,194
Pearl Abyss Corp.(a)	12,420	629,737
POSCO	18,162	5,943,244
Samsung Biologics Co. Ltd.(a)(c)	4,769	3,447,005
Samsung C&T Corp.	25,420	3,107,943
Samsung Electro-Mechanics Co. Ltd.	11,547	1,858,150
Samsung Electronics Co. Ltd.	1,223,784	89,664,580
Samsung Engineering Co. Ltd.(a)	28,460	443,908
Samsung Fire & Marine Insurance Co. Ltd.	11,521	2,050,756
Samsung Heavy Industries Co. Ltd.(a)	101,378	683,539
Samsung SDI Co. Ltd.	14,634	8,603,979
Samsung SDS Co. Ltd.	7,375	1,213,310
Seegene Inc.	9,490	798,547
Shin Poong Pharmaceutical Co. Ltd.	7,706	483,552
Shinhan Financial Group Co. Ltd.	99,163	3,565,892
SK Chemicals Co. Ltd.	2,336	559,666
SK Holdings Co. Ltd.	9,444	2,343,277
SK Hynix Inc.	139,333	16,033,284

Security	Shares	Value

South Korea (continued)
SK Innovation Co. Ltd.(a)	16,095	$3,913,964
SK Telecom Co. Ltd.	7,713	2,104,459
S-Oil Corp.(a)	8,959	701,514
Woori Financial Group Inc.	108,196	1,040,767

		271,521,116

Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	81,301	2,655,216
Aena SME SA(a)(c)	16,895	2,942,937
Amadeus IT Group SA(a)	115,157	7,860,092
Banco Bilbao Vizcaya Argentaria SA	1,611,825	9,062,238
Banco Santander SA	4,307,406	16,670,591
CaixaBank SA	1,071,371	3,439,673
Cellnex Telecom SA(b)(c)	102,523	5,805,543
Enagas SA	14,013	305,663
Endesa SA	83,453	2,196,071
Ferrovial SA	150,928	4,295,083
Grifols SA	86,668	2,352,662
Iberdrola SA	1,577,630	21,336,956
Industria de Diseno Textil SA	272,651	9,721,793
Naturgy Energy Group SA	58,919	1,512,866
Red Electrica Corp. SA	116,669	2,145,314
Repsol SA	442,070	5,288,643
Siemens Gamesa Renewable Energy SA(a)	61,488	2,227,979
Telefonica SA	1,205,603	5,592,602

		105,411,922

Sweden — 0.9%
Alfa Laval AB	63,378	2,146,641
Assa Abloy AB, Class B	256,049	7,306,818
Atlas Copco AB, Class A	224,465	13,618,017
Atlas Copco AB, Class B	100,817	5,240,111
Boliden AB	85,540	3,336,320
Electrolux AB, Series B	93,395	2,624,327
Epiroc AB, Class A	294,612	6,393,437
EQT AB	69,146	2,341,188
Essity AB, Class B	157,637	5,150,945
Evolution AB(c)	37,655	7,445,722
Fastighets AB Balder, Class B(a)	17,761	1,024,396
H & M Hennes & Mauritz AB, Class B(a)	218,107	5,385,772
Hexagon AB, Class B	79,431	7,584,495
Husqvarna AB, Class B	77,746	1,083,566
ICA Gruppen AB	22,544	1,039,785
Industrivarden AB, Class C	28,086	1,015,059
Investment AB Latour, Class B	17,810	545,521
Investor AB, Class B	116,442	9,899,791
Kinnevik AB, Class B	60,868	3,368,858
L E Lundbergforetagen AB, Class B	13,652	781,106
Lundin Energy AB	61,518	1,973,058
Nibe Industrier AB, Class B	78,567	2,878,521
Sandvik AB	297,437	7,362,276
Securitas AB, Class B	36,543	624,266
Skandinaviska Enskilda Banken AB, Class A	411,581	5,288,505
Skanska AB, Class B	70,581	1,916,494
SKF AB, Class B	137,754	3,561,248
Svenska Cellulosa AB SCA, Class B	143,553	2,521,080
Svenska Handelsbanken AB, Class A	385,814	4,479,699
Swedbank AB, Class A	239,898	4,219,901
Swedish Match AB	36,109	2,965,330
Tele2 AB, Class B	105,040	1,358,380
Telefonaktiebolaget LM Ericsson, Class B	775,682	10,635,671

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Sweden (continued)
Telia Co. AB	686,299	$2,843,972
Volvo AB, Class B	377,023	9,222,979

		149,183,255

Switzerland — 2.5%
ABB Ltd., Registered	469,619	15,266,930
Adecco Group AG, Registered	52,808	3,580,557
Alcon Inc.(a)	127,332	9,563,338
Baloise Holding AG, Registered	8,110	1,372,934
Barry Callebaut AG, Registered	707	1,562,756
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates, NVS	319	2,962,480
Chocoladefabriken Lindt & Spruengli AG, Registered	12	1,186,777
Cie. Financiere Richemont SA, Class A, Registered	135,310	13,892,252
Clariant AG, Registered	36,836	772,019
Coca-Cola HBC AG	63,613	2,203,647
Credit Suisse Group AG, Registered	535,153	5,601,196
EMS-Chemie Holding AG, Registered	1,756	1,641,346
Geberit AG, Registered	10,268	6,759,396
Givaudan SA, Registered	2,201	9,228,248
Glencore PLC	2,710,027	11,076,405
Julius Baer Group Ltd.	69,172	4,362,451
Kuehne + Nagel International AG, Registered	17,298	5,177,736
LafargeHolcim Ltd., Registered	125,043	7,718,788
Logitech International SA, Registered	42,274	4,746,294
Lonza Group AG, Registered	19,887	12,664,185
Nestle SA, Registered	741,335	88,500,142
Novartis AG, Registered	567,019	48,467,520
Partners Group Holding AG	5,483	7,815,251
Roche Holding AG	179,609	58,606,040
Schindler Holding AG, Participation Certificates, NVS	9,534	2,715,787
Schindler Holding AG, Registered	8,855	2,466,060
SGS SA, Registered	1,432	4,239,241
Siemens Energy AG(a)	99,953	3,344,990
Sika AG, Registered	36,866	11,010,688
Sonova Holding AG, Registered(a)	14,866	4,402,507
Straumann Holding AG, Registered	2,272	3,249,629
Swatch Group AG (The), Bearer	11,085	3,398,241
Swiss Life Holding AG, Registered	6,963	3,396,567
Swiss Prime Site AG, Registered	26,325	2,561,640
Swiss Re AG	74,073	6,893,609
Swisscom AG, Registered	7,142	3,878,551
Temenos AG, Registered	21,918	3,222,635
UBS Group AG, Registered	1,004,935	15,343,150
Vifor Pharma AG	17,498	2,523,833
Zurich Insurance Group AG	38,554	15,839,245

		413,215,061

Taiwan — 1.8%
Accton Technology Corp.	167,000	1,901,192
Acer Inc.	1,867,000	2,292,561
Advantech Co. Ltd.	97,388	1,241,189
Airtac International Group	30,000	1,267,318
ASE Technology Holding Co. Ltd.	983,873	4,156,267
Asia Cement Corp.	352,000	629,449
ASMedia Technology Inc.	13,000	549,171
Asustek Computer Inc.	176,000	2,369,097
AU Optronics Corp.(a)	2,232,000	2,648,867
Catcher Technology Co. Ltd.	155,000	1,095,926
Cathay Financial Holding Co. Ltd.	2,585,357	4,840,661
Chailease Holding Co. Ltd.	203,280	1,470,038

Security	Shares	Value

Taiwan (continued)
Chang Hwa Commercial Bank Ltd.	3,556,158	$2,278,854
China Development Financial Holding Corp.	8,829,000	4,124,815
China Steel Corp.	2,649,305	3,727,408
Chunghwa Telecom Co. Ltd.	753,140	3,073,711
CTBC Financial Holding Co. Ltd.	3,995,142	3,260,990
Delta Electronics Inc.	424,000	4,591,702
E.Sun Financial Holding Co. Ltd.	3,931,815	3,793,449
Eclat Textile Co. Ltd.	33,000	633,230
Far EasTone Telecommunications Co. Ltd.	596,000	1,389,024
Feng TAY Enterprise Co. Ltd.	60,800	451,652
First Financial Holding Co. Ltd.	2,665,543	2,185,262
Formosa Chemicals & Fibre Corp.	818,000	2,661,948
Formosa Plastics Corp.	1,135,160	4,307,699
Fubon Financial Holding Co. Ltd.	1,665,000	3,826,764
Giant Manufacturing Co. Ltd.	91,000	1,159,775
Globalwafers Co. Ltd.	55,000	1,701,214
Highwealth Construction Corp.	1,075,600	1,742,416
Hiwin Technologies Corp.	55,708	847,596
Hon Hai Precision Industry Co. Ltd.	3,239,000	13,450,900
Hotai Motor Co. Ltd.	85,000	1,837,969
Hua Nan Financial Holdings Co. Ltd.	2,124,163	1,444,854
Largan Precision Co. Ltd.	23,000	2,560,770
Lite-On Technology Corp.	429,000	981,388
MediaTek Inc.	372,000	15,781,334
Mega Financial Holding Co. Ltd.	2,582,287	3,018,354
Micro-Star International Co. Ltd.	285,000	1,882,451
Nan Ya Plastics Corp.	1,704,830	5,383,095
Nanya Technology Corp.	295,000	967,386
Novatek Microelectronics Corp.	162,000	3,618,945
Oneness Biotech Co. Ltd.(a)	49,000	413,991
Pegatron Corp.	382,000	1,006,523
President Chain Store Corp.	97,000	941,073
Quanta Computer Inc.	620,000	2,184,083
Realtek Semiconductor Corp.	203,000	3,866,251
Shanghai Commercial & Savings Bank Ltd. (The)	564,000	877,306
SinoPac Financial Holdings Co. Ltd.	7,226,842	3,440,984
Taishin Financial Holding Co. Ltd.	7,851,340	3,963,194
Taiwan Business Bank	7,017,620	2,562,551
Taiwan Cement Corp.	882,013	1,645,111
Taiwan Cooperative Financial Holding Co. Ltd.	5,025,903	3,850,439
Taiwan High Speed Rail Corp.	343,000	386,187
Taiwan Mobile Co. Ltd.	596,000	2,133,677
Taiwan Semiconductor Manufacturing Co. Ltd.	6,343,000	136,247,449
Unimicron Technology Corp.	340,000	1,399,778
Uni-President Enterprises Corp.	1,429,600	3,843,589
United Microelectronics Corp.	3,136,000	6,365,632
Walsin Technology Corp.	82,000	711,882
Win Semiconductors Corp.	87,000	1,141,499
Wistron Corp.	600,000	702,395
Wiwynn Corp.	31,000	1,014,356
Yageo Corp.	97,000	1,885,619
Yuanta Financial Holding Co. Ltd.	1,061,840	988,359
Zhen Ding Technology Holding Ltd.	198,000	751,369

		303,469,988

Thailand — 0.2%
Advanced Info Service PCL, NVDR	327,100	1,796,358
Airports of Thailand PCL, NVDR(b)	1,093,500	2,177,342
B Grimm Power PCL, NVDR(b)	219,500	301,361
Bangkok Bank PCL, Foreign	388,800	1,517,116
Bangkok Dusit Medical Services PCL, NVDR	3,950,700	2,753,278

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Thailand (continued)
Bangkok Expressway & Metro PCL, NVDR(b)	4,753,200	$1,221,216
BTS Group Holdings PCL, NVDR(b)	2,581,600	742,042
Central Pattana PCL, NVDR	1,226,700	2,058,453
Charoen Pokphand Foods PCL, NVDR	2,350,200	2,188,865
CP ALL PCL, NVDR(a)	1,298,700	2,606,784
Electricity Generating PCL, NVDR	87,000	493,151
Energy Absolute PCL, NVDR(b)	791,000	1,549,611
Global Power Synergy PCL, NVDR(b)	203,500	475,460
Gulf Energy Development PCL, NVDR	772,856	856,316
Indorama Ventures PCL, NVDR	809,033	1,247,164
Intouch Holdings PCL, NVDR	874,800	1,791,040
Kasikornbank PCL, Foreign	122,900	521,005
Kasikornbank PCL, NVDR	515,523	2,185,437
Muangthai Capital PCL, NVDR	201,600	414,369
Osotspa PCL, NVDR	200,700	230,430
PTT Exploration & Production PCL, NVDR	352,300	1,346,405
PTT Global Chemical PCL, NVDR	582,800	1,268,075
PTT PCL, NVDR	2,817,200	3,619,045
Ratch Group PCL, NVDR(b)	503,100	815,947
Siam Cement PCL (The), NVDR	192,300	2,853,235
Srisawad Corp PCL, NVDR	209,300	559,590
True Corp. PCL, NVDR(b)	2,590,200	271,186

		37,860,281

Turkey — 0.0%
Akbank TAS	1,020,465	600,563
Aselsan Elektronik Sanayi Ve Ticaret AS	382,594	692,102
BIM Birlesik Magazalar AS	181,946	1,426,253
Eregli Demir ve Celik Fabrikalari TAS	482,847	1,108,708
Turkcell Iletisim Hizmetleri AS	275,729	493,466
Turkiye Garanti Bankasi AS	820,127	713,111
Turkiye Petrol Rafinerileri AS(a)	47,419	501,811

		5,536,014

United Arab Emirates — 0.1%
Abu Dhabi Commercial Bank PJSC	1,336,706	2,281,733
Aldar Properties PJSC	1,838,939	1,757,259
Emaar Malls PJSC(a)	143,383	71,825
Emaar Properties PJSC	1,473,764	1,496,574
Emirates NBD Bank PJSC	639,963	2,169,130
Emirates Telecommunications Group Co. PJSC	239,542	1,381,239
First Abu Dhabi Bank PJSC	493,854	1,914,564

		11,072,324

United Kingdom — 3.5%
3i Group PLC	300,356	5,331,301
Admiral Group PLC	42,482	1,840,430
Amcor PLC	399,865	4,698,414
Anglo American PLC	284,606	12,097,378
Antofagasta PLC	125,101	3,231,208
Aptiv PLC(a)	69,782	10,040,932
Ashtead Group PLC	131,044	8,438,637
Associated British Foods PLC(a)	92,620	2,959,712
AstraZeneca PLC	341,560	36,484,784
Auto Trader Group PLC(a)(c)	334,275	2,639,003
AVEVA Group PLC	35,611	1,715,822
Aviva PLC	805,798	4,466,020
BAE Systems PLC	857,162	6,007,502
Barclays PLC	4,073,836	9,898,959
Barratt Developments PLC	274,492	2,933,971
Berkeley Group Holdings PLC	53,451	3,424,240
BP PLC	5,189,506	21,770,955

Security	Shares	Value

United Kingdom (continued)
British American Tobacco PLC	603,488	$22,409,711
British Land Co. PLC (The)	337,190	2,420,185
BT Group PLC(a)	2,145,416	4,899,736
Bunzl PLC	72,895	2,348,567
Burberry Group PLC(a)	120,140	3,428,266
Coca-Cola European Partners PLC	55,084	3,129,873
Compass Group PLC(a)	423,057	9,210,822
Croda International PLC	21,912	2,052,081
DCC PLC	23,990	2,087,254
Diageo PLC	576,958	25,969,884
Direct Line Insurance Group PLC	211,895	836,425
Entain PLC(a)	159,274	3,730,145
Evraz PLC	103,173	917,657
Experian PLC	248,084	9,590,097
Ferguson PLC	63,995	8,091,346
Fresnillo PLC	41,967	478,556
GlaxoSmithKline PLC	1,287,860	23,886,506
Halma PLC	67,912	2,433,434
Hargreaves Lansdown PLC	78,670	1,872,924
Hikma Pharmaceuticals PLC	34,122	1,152,745
HSBC Holdings PLC	5,222,534	32,741,347
Imperial Brands PLC	246,706	5,149,272
Informa PLC(a)	294,028	2,288,697
InterContinental Hotels Group PLC(a)	27,580	1,967,338
Intertek Group PLC	48,677	4,136,752
J Sainsbury PLC	577,969	1,902,140
JD Sports Fashion PLC(a)	118,551	1,507,460
Johnson Matthey PLC	72,708	3,271,707
Kingfisher PLC(a)	681,710	3,372,419
Land Securities Group PLC	250,807	2,503,014
Legal & General Group PLC	1,642,324	6,194,051
Lloyds Banking Group PLC	17,886,865	11,252,101
London Stock Exchange Group PLC	87,135	8,927,569
M&G PLC	575,457	1,731,336
Melrose Industries PLC	1,345,188	3,033,981
Mondi PLC	78,316	2,130,698
National Grid PLC	854,630	10,774,934
Natwest Group PLC	1,257,948	3,424,168
Next PLC(a)	38,216	4,128,193
NMC Health PLC(a)(d)	19,275	0	(f)
Ocado Group PLC(a)	124,859	3,625,160
Pearson PLC	238,483	2,740,592
Persimmon PLC	85,884	3,724,285
Prudential PLC	647,228	13,750,960
Reckitt Benckiser Group PLC	180,228	16,097,489
RELX PLC	509,542	13,259,622
Rentokil Initial PLC	426,933	2,957,916
Rio Tinto PLC	312,392	26,280,070
Rolls-Royce Holdings PLC(a)	2,151,130	3,115,948
RSA Insurance Group PLC	290,923	2,748,691
Sage Group PLC (The)	199,228	1,759,867
Schroders PLC	19,777	987,952
Segro PLC	251,922	3,507,172
Sensata Technologies Holding PLC(a)	36,001	2,078,698
Severn Trent PLC	86,624	2,970,798
Smith & Nephew PLC	250,150	5,439,354
Smiths Group PLC	84,571	1,903,344
Spirax-Sarco Engineering PLC	16,249	2,658,087
SSE PLC	271,966	5,527,764
St. James’s Place PLC	216,405	4,079,376

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United Kingdom (continued)
Standard Chartered PLC	707,280	$5,088,261
Standard Life Aberdeen PLC	714,606	2,745,608
Taylor Wimpey PLC	1,011,491	2,515,227
Tesco PLC	1,853,283	5,670,781
Unilever PLC	679,391	39,803,657
United Utilities Group PLC	128,667	1,724,809
Vodafone Group PLC	6,884,625	13,039,929
Whitbread PLC(a)	42,010	1,886,872
Wm Morrison Supermarkets PLC	785,235	1,890,093
WPP PLC	335,958	4,538,012

		577,479,053

United States — 57.6%
10X Genomics Inc., Class A(a)	19,079	3,773,826
3M Co.	148,677	29,310,184
A O Smith Corp.	29,807	2,019,424
Abbott Laboratories	460,624	55,311,730
AbbVie Inc.	459,086	51,188,089
ABIOMED Inc.(a)	12,230	3,922,528
Accenture PLC, Class A	159,954	46,381,861
Activision Blizzard Inc.	205,194	18,711,641
Adobe Inc.(a)	123,890	62,978,243
Advance Auto Parts Inc.	18,953	3,793,632
Advanced Micro Devices Inc.(a)(b)	307,007	25,057,911
AES Corp. (The)	181,240	5,042,097
Aflac Inc.	180,220	9,683,221
Agilent Technologies Inc.	73,134	9,773,628
AGNC Investment Corp.	143,144	2,566,572
Air Products & Chemicals Inc.	57,522	16,593,947
Akamai Technologies Inc.(a)	44,088	4,792,366
Albemarle Corp.	29,503	4,961,519
Alexandria Real Estate Equities Inc.	28,834	5,221,837
Alexion Pharmaceuticals Inc.(a)	56,594	9,546,276
Align Technology Inc.(a)	19,682	11,721,221
Alleghany Corp.(a)	3,908	2,653,415
Allegion PLC	21,680	2,913,358
Alliant Energy Corp.	69,251	3,889,829
Allstate Corp. (The)	80,216	10,171,389
Ally Financial Inc.	83,476	4,294,840
Alnylam Pharmaceuticals Inc.(a)	31,647	4,450,834
Alphabet Inc., Class A(a)	76,941	181,080,643
Alphabet Inc., Class C, NVS(a)	76,881	185,292,436
Altice USA Inc., Class A(a)	67,017	2,433,387
Altria Group Inc.	485,035	23,160,421
Amazon.com Inc.(a)	109,616	380,084,711
AMERCO	2,382	1,421,173
Ameren Corp.	66,950	5,680,038
American Electric Power Co. Inc.	125,553	11,137,807
American Express Co.	174,451	26,752,061
American Financial Group Inc./OH	20,072	2,466,046
American International Group Inc.	222,568	10,783,420
American Tower Corp.	114,479	29,165,815
American Water Works Co. Inc.	50,279	7,843,021
Ameriprise Financial Inc.	32,478	8,392,315
AmerisourceBergen Corp.	41,399	5,000,999
AMETEK Inc.	61,075	8,240,850
Amgen Inc.	151,239	36,242,914
Amphenol Corp., Class A	155,130	10,446,454
Analog Devices Inc.	98,321	15,058,844
Annaly Capital Management Inc.	385,727	3,502,401
ANSYS Inc.(a)	20,513	7,500,784

Security	Shares	Value

United States (continued)
Anthem Inc.	65,701	$24,926,302
Aon PLC, Class A	59,961	15,076,594
Apollo Global Management Inc.	50,137	2,776,086
Apple Inc.	4,382,231	576,088,087
Applied Materials Inc.	233,631	31,005,170
Aramark	53,861	2,093,577
Arch Capital Group Ltd.(a)	100,832	4,004,039
Archer-Daniels-Midland Co.	146,543	9,251,260
Arista Networks Inc.(a)	15,379	4,846,999
Arrow Electronics Inc.(a)	20,228	2,307,408
Arthur J Gallagher & Co.	43,388	6,289,091
Assurant Inc.	13,665	2,126,274
AT&T Inc.	1,826,930	57,383,871
Athene Holding Ltd., Class A(a)	40,432	2,412,577
Atmos Energy Corp.	31,091	3,220,717
Autodesk Inc.(a)	58,787	17,160,513
Autoliv Inc.(a)	27,415	2,759,594
Automatic Data Processing Inc.	111,894	20,923,059
AutoZone Inc.(a)	6,090	8,916,491
Avalara Inc.(a)	22,035	3,122,580
AvalonBay Communities Inc.	36,428	6,994,176
Avantor Inc.(a)	113,827	3,647,017
Avery Dennison Corp.	16,016	3,430,147
Axalta Coating Systems Ltd.(a)	42,161	1,344,514
Baker Hughes Co.	157,681	3,166,234
Ball Corp.	83,378	7,807,516
Bank of America Corp.	1,999,045	81,021,294
Bank of New York Mellon Corp. (The)	211,055	10,527,423
Baxter International Inc.	132,244	11,331,988
Becton Dickinson and Co.	75,057	18,674,932
Berkshire Hathaway Inc., Class B(a)	350,528	96,377,674
Best Buy Co. Inc.	62,280	7,241,296
Biogen Inc.(a)	40,446	10,812,429
BioMarin Pharmaceutical Inc.(a)	48,289	3,762,679
Bio-Rad Laboratories Inc., Class A(a)	6,204	3,909,327
Black Knight Inc.(a)	33,867	2,452,648
BlackRock Inc.(g)	39,752	32,568,814
Blackstone Group Inc. (The)	179,472	15,881,477
Boeing Co. (The)(a)	139,118	32,596,739
Booking Holdings Inc.(a)	10,555	26,029,474
Booz Allen Hamilton Holding Corp.	36,508	3,028,339
BorgWarner Inc.	63,047	3,062,823
Boston Properties Inc.	41,036	4,487,287
Boston Scientific Corp.(a)	370,290	16,144,644
Bristol-Myers Squibb Co.	585,754	36,562,765
Broadcom Inc.	104,284	47,574,361
Broadridge Financial Solutions Inc.	27,386	4,344,241
Brown & Brown Inc.	64,412	3,425,430
Brown-Forman Corp., Class B, NVS	82,104	6,262,893
Bunge Ltd.	34,055	2,874,923
Burlington Stores Inc.(a)	18,232	5,949,649
Cable One Inc.	1,105	1,977,950
Cabot Oil & Gas Corp.	107,145	1,786,107
Cadence Design Systems Inc.(a)	75,515	9,950,612
Camden Property Trust	29,299	3,529,944
Campbell Soup Co.	47,053	2,246,781
Capital One Financial Corp.	119,722	17,848,156
Cardinal Health Inc.	77,344	4,666,937
CarMax Inc.(a)	43,598	5,808,998
Carnival Corp.(a)	201,142	5,623,930

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Carrier Global Corp.	217,108	$9,461,567
Carvana Co.(a)(b)	15,310	4,367,331
Catalent Inc.(a)	41,853	4,707,207
Caterpillar Inc.	141,711	32,325,696
Cboe Global Markets Inc.	30,817	3,216,370
CBRE Group Inc., Class A(a)	90,140	7,679,928
CDW Corp./DE	33,675	6,005,263
Celanese Corp.	29,053	4,551,152
Centene Corp.(a)	154,351	9,529,631
CenterPoint Energy Inc.	109,450	2,680,430
Ceridian HCM Holding Inc.(a)(b)	29,835	2,818,811
Cerner Corp.	77,245	5,797,237
CF Industries Holdings Inc.	65,390	3,179,916
CH Robinson Worldwide Inc.	36,820	3,574,486
Charles Schwab Corp. (The)	390,742	27,508,237
Charter Communications Inc., Class A(a)	36,223	24,394,379
Cheniere Energy Inc.(a)	67,329	5,219,344
Chevron Corp.	495,901	51,112,516
Chewy Inc., Class A(a)(b)	21,720	1,731,518
Chipotle Mexican Grill Inc.(a)	7,086	10,572,525
Chubb Ltd.	117,404	20,145,352
Church & Dwight Co. Inc.	65,802	5,641,863
Cigna Corp.	95,829	23,862,379
Cincinnati Financial Corp.	37,545	4,230,571
Cintas Corp.	20,777	7,170,974
Cisco Systems Inc.	1,095,786	55,786,465
Citigroup Inc.	527,844	37,603,607
Citizens Financial Group Inc.	122,095	5,650,557
Citrix Systems Inc.	31,288	3,875,019
Clorox Co. (The)	33,817	6,171,602
Cloudflare Inc., Class A(a)	49,957	4,233,356
CME Group Inc.	94,708	19,130,069
CMS Energy Corp.	75,429	4,856,873
Coca-Cola Co. (The)	1,045,701	56,446,940
Cognex Corp.	41,622	3,584,487
Cognizant Technology Solutions Corp., Class A	146,159	11,751,184
Colgate-Palmolive Co.	213,808	17,254,306
Comcast Corp., Class A	1,176,171	66,042,002
Conagra Brands Inc.	131,300	4,869,917
ConocoPhillips	364,407	18,635,774
Consolidated Edison Inc.	83,453	6,460,097
Constellation Brands Inc., Class A	44,715	10,745,909
Cooper Companies Inc. (The)	11,771	4,836,586
Copart Inc.(a)	58,315	7,260,801
Corning Inc.	200,134	8,847,924
Corteva Inc.	202,303	9,864,294
CoStar Group Inc.(a)	10,171	8,690,408
Costco Wholesale Corp.	114,683	42,672,397
Coupa Software Inc.(a)	18,238	4,906,752
Crowdstrike Holdings Inc., Class A(a)	44,534	9,285,784
Crown Castle International Corp.	109,127	20,631,551
Crown Holdings Inc.	30,046	3,299,051
CSX Corp.	198,849	20,034,037
Cummins Inc.	40,687	10,254,751
CVS Health Corp.	339,919	25,969,812
Danaher Corp.	165,495	42,025,800
Darden Restaurants Inc.	34,066	4,998,164
Datadog Inc., Class A(a)	43,706	3,748,664
DaVita Inc.(a)	25,176	2,933,759
Deere & Co.	78,276	29,028,655

Security	Shares	Value

United States (continued)
Dell Technologies Inc., Class C(a)	62,509	$6,146,510
Delta Air Lines Inc.(a)	45,010	2,111,869
DENTSPLY SIRONA Inc.	62,454	4,216,270
DexCom Inc.(a)	24,677	9,527,790
Digital Realty Trust Inc.	70,201	10,832,716
Discover Financial Services	81,792	9,324,288
Discovery Inc., Class A(a)	41,834	1,575,468
Discovery Inc., Class C, NVS(a)	71,627	2,314,268
DISH Network Corp., Class A(a)	75,676	3,389,528
DocuSign Inc.(a)	46,721	10,415,980
Dollar General Corp.	66,671	14,317,597
Dollar Tree Inc.(a)	62,325	7,161,142
Dominion Energy Inc.	211,408	16,891,499
Domino’s Pizza Inc.	10,491	4,430,769
Dover Corp.	38,282	5,711,292
Dow Inc.	195,611	12,225,687
DR Horton Inc.	94,625	9,300,691
DraftKings Inc., Class A(a)(b)	50,031	2,834,756
Dropbox Inc., Class A(a)	74,949	1,926,189
DTE Energy Co.	45,983	6,438,540
Duke Energy Corp.	188,585	18,988,624
Duke Realty Corp.	99,385	4,623,390
DuPont de Nemours Inc.	140,133	10,805,656
Dynatrace Inc.(a)	57,898	3,013,012
Eastman Chemical Co.	28,901	3,334,886
Eaton Corp. PLC	96,558	13,801,035
eBay Inc.	185,902	10,371,473
Ecolab Inc.	68,143	15,272,209
Edison International	95,607	5,683,836
Edwards Lifesciences Corp.(a)	163,344	15,602,619
Elanco Animal Health Inc.(a)(b)	93,526	2,965,709
Electronic Arts Inc.	77,938	11,073,431
Eli Lilly & Co.	223,367	40,824,787
Emerson Electric Co.	161,160	14,583,368
Enphase Energy Inc.(a)	30,365	4,228,326
Entergy Corp.	52,036	5,687,014
EOG Resources Inc.	153,019	11,268,319
EPAM Systems Inc.(a)	13,673	6,258,816
Equifax Inc.	32,480	7,445,390
Equinix Inc.	23,015	16,588,291
Equitable Holdings Inc.	99,533	3,407,015
Equity LifeStyle Properties Inc.	38,435	2,667,389
Equity Residential	92,681	6,879,711
Erie Indemnity Co., Class A, NVS	6,265	1,340,835
Essential Utilities Inc.	62,646	2,952,506
Essex Property Trust Inc.	17,373	5,047,204
Estee Lauder Companies Inc. (The), Class A	58,702	18,420,688
Etsy Inc.(a)	31,178	6,197,875
Everest Re Group Ltd.	11,445	3,169,693
Evergy Inc.	48,132	3,079,004
Eversource Energy	83,998	7,242,308
Exact Sciences Corp.(a)	40,884	5,389,329
Exelon Corp.	250,697	11,266,323
Expedia Group Inc.	36,029	6,349,391
Expeditors International of Washington Inc.	49,542	5,442,684
Extra Space Storage Inc.	34,723	5,162,963
Exxon Mobil Corp.	1,086,353	62,182,846
F5 Networks Inc.(a)	16,353	3,054,086
Facebook Inc., Class A(a)	619,548	201,402,664
FactSet Research Systems Inc.	7,982	2,683,708

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Fair Isaac Corp.(a)	7,090	$3,696,797
Fastenal Co.	149,348	7,807,913
FedEx Corp.	65,504	19,016,466
Fidelity National Financial Inc.	70,105	3,198,190
Fidelity National Information Services Inc.	164,448	25,144,099
Fifth Third Bancorp	192,653	7,810,153
First Republic Bank/CA	45,966	8,422,810
FirstEnergy Corp.	138,397	5,248,014
Fiserv Inc.(a)	148,078	17,787,129
FleetCor Technologies Inc.(a)	22,658	6,519,160
FMC Corp.	34,763	4,110,377
Ford Motor Co.(a)	991,617	11,443,260
Fortinet Inc.(a)(b)	37,326	7,623,089
Fortive Corp.	83,759	5,931,812
Fortune Brands Home & Security Inc.	32,707	3,433,581
Fox Corp., Class A, NVS	87,964	3,291,613
Franklin Resources Inc.	78,212	2,346,360
Freeport-McMoRan Inc.	385,843	14,550,140
Garmin Ltd.	29,250	4,014,270
Gartner Inc.(a)	24,693	4,836,865
Generac Holdings Inc.(a)	14,765	4,783,122
General Dynamics Corp.	62,344	11,859,699
General Electric Co.	2,274,999	29,847,987
General Mills Inc.	161,842	9,849,704
General Motors Co.	337,973	19,338,815
Genuine Parts Co.	31,626	3,952,301
Gilead Sciences Inc.	324,920	20,622,672
Global Payments Inc.	78,432	16,833,860
Globe Life Inc.	21,723	2,226,390
GoDaddy Inc., Class A(a)	46,209	4,011,865
Goldman Sachs Group Inc. (The)	84,114	29,309,523
Guidewire Software Inc.(a)	22,725	2,397,715
Halliburton Co.	223,372	4,369,156
Hartford Financial Services Group Inc. (The)	96,059	6,336,052
Hasbro Inc.	33,795	3,360,913
HCA Healthcare Inc.	71,008	14,276,868
Healthpeak Properties Inc.	147,214	5,055,329
HEICO Corp.	13,594	1,914,035
HEICO Corp., Class A	15,260	1,927,033
Henry Schein Inc.(a)	31,436	2,279,110
Hershey Co. (The)	39,788	6,537,168
Hess Corp.	75,750	5,644,132
Hewlett Packard Enterprise Co.	345,446	5,534,045
Hilton Worldwide Holdings Inc.(a)	62,292	8,016,980
Hologic Inc.(a)	62,165	4,074,916
Home Depot Inc. (The)	275,941	89,313,823
Honeywell International Inc.	182,414	40,685,619
Hormel Foods Corp.	79,408	3,668,650
Host Hotels & Resorts Inc.	187,336	3,402,022
Howmet Aerospace Inc.(a)	106,926	3,417,355
HP Inc.	356,548	12,161,852
HubSpot Inc.(a)	10,870	5,722,511
Humana Inc.	34,956	15,563,809
Huntington Bancshares Inc./OH	240,611	3,686,161
Huntington Ingalls Industries Inc.	10,229	2,171,821
IAC/InterActiveCorp.(a)	21,482	5,445,043
IDEX Corp.	15,643	3,507,161
IDEXX Laboratories Inc.(a)	22,313	12,249,614
IHS Markit Ltd.	101,969	10,969,825
Illinois Tool Works Inc.	81,785	18,848,171

Security	Shares	Value

United States (continued)
Illumina Inc.(a)	38,370	$15,073,271
Incyte Corp.(a)	50,870	4,343,281
Ingersoll Rand Inc.(a)	92,749	4,582,728
Insulet Corp.(a)(b)	16,797	4,958,810
Intel Corp.	1,059,020	60,925,421
Intercontinental Exchange Inc.	143,854	16,933,054
International Business Machines Corp.	232,398	32,972,628
International Flavors & Fragrances Inc.	58,403	8,303,154
International Paper Co.	100,198	5,811,484
Interpublic Group of Companies Inc. (The)	80,703	2,562,320
Intuit Inc.	69,011	28,443,574
Intuitive Surgical Inc.(a)	30,627	26,492,355
Invesco Ltd.	108,229	2,922,183
Invitation Homes Inc.	130,013	4,558,256
Ionis Pharmaceuticals Inc.(a)	42,376	1,814,540
IPG Photonics Corp.(a)	9,870	2,142,876
IQVIA Holdings Inc.(a)	46,378	10,884,453
Iron Mountain Inc.	64,631	2,592,996
Jack Henry & Associates Inc.	18,555	3,021,311
Jacobs Engineering Group Inc.	37,682	5,034,692
Jazz Pharmaceuticals PLC(a)	15,520	2,551,488
JB Hunt Transport Services Inc.	18,954	3,235,637
JM Smucker Co. (The)	28,793	3,771,595
Johnson & Johnson	673,277	109,562,366
Johnson Controls International PLC	193,522	12,064,161
JPMorgan Chase & Co.	776,988	119,508,524
Juniper Networks Inc.	106,656	2,707,996
Kansas City Southern	22,288	6,512,776
Kellogg Co.	66,918	4,177,022
Keurig Dr Pepper Inc.	110,213	3,951,136
KeyCorp.	276,990	6,027,302
Keysight Technologies Inc.(a)	52,350	7,556,722
Kimberly-Clark Corp.	88,596	11,811,619
Kinder Morgan Inc.	511,695	8,724,400
KKR & Co. Inc.	135,195	7,649,333
KLA Corp.	42,174	13,299,571
Knight-Swift Transportation Holdings Inc.	33,399	1,573,761
Kraft Heinz Co. (The)	172,919	7,139,825
Kroger Co. (The)	208,177	7,606,788
L3Harris Technologies Inc.	57,660	12,064,202
Laboratory Corp. of America Holdings(a)	26,116	6,943,461
Lam Research Corp.	37,185	23,071,433
Lamb Weston Holdings Inc.	39,470	3,177,335
Las Vegas Sands Corp.	90,832	5,564,368
Lear Corp.	11,587	2,130,154
Leidos Holdings Inc.	35,646	3,610,227
Lennar Corp., Class A	73,716	7,636,978
Lennox International Inc.	7,991	2,679,702
Liberty Broadband Corp., Class C, NVS(a)	42,547	6,923,248
Liberty Global PLC, Class A(a)	45,917	1,235,167
Liberty Global PLC, Class C, NVS(a)	104,005	2,814,375
Liberty Media Corp.-Liberty Formula One, Class C, NVS(a)	56,021	2,629,626
Liberty Media Corp.-Liberty SiriusXM, Class A(a)	19,338	873,884
Liberty Media Corp.-Liberty SiriusXM, Class C, NVS(a)	39,932	1,806,124
Lincoln National Corp.	53,835	3,452,439
Live Nation Entertainment Inc.(a)(b)	36,143	2,959,389
LKQ Corp.(a)	79,785	3,726,757
Lockheed Martin Corp.	64,720	24,629,843

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Loews Corp.	46,949	$2,617,407
Lowe’s Companies Inc.	192,676	37,812,665
Lululemon Athletica Inc.(a)	32,232	10,806,423
Lumen Technologies Inc.	252,650	3,241,499
LyondellBasell Industries NV, Class A	71,904	7,459,321
M&T Bank Corp.	34,027	5,365,718
Marathon Petroleum Corp.	173,178	9,637,356
Markel Corp.(a)	3,368	3,962,183
MarketAxess Holdings Inc.	9,099	4,444,498
Marriott International Inc./MD, Class A(a)	72,936	10,832,455
Marsh & McLennan Companies Inc.	131,974	17,908,872
Martin Marietta Materials Inc.	17,091	6,035,174
Marvell Technology Inc.	175,803	7,948,054
Masco Corp.	69,328	4,428,673
Masimo Corp.(a)	12,057	2,805,302
Mastercard Inc., Class A	222,941	85,176,838
Match Group Inc.(a)	64,584	10,051,208
Maxim Integrated Products Inc.	63,582	5,976,708
McCormick & Co. Inc./MD, NVS	65,794	5,945,146
McDonald’s Corp.	191,188	45,135,663
McKesson Corp.	42,946	8,054,952
Medical Properties Trust Inc.	122,068	2,691,599
Medtronic PLC	347,879	45,544,319
MercadoLibre Inc.(a)	11,724	18,418,170
Merck & Co. Inc.	656,320	48,895,840
MetLife Inc.	198,864	12,653,716
Mettler-Toledo International Inc.(a)	5,841	7,671,102
MGM Resorts International	130,267	5,304,472
Microchip Technology Inc.	65,983	9,916,585
Micron Technology Inc.(a)	293,490	25,260,684
Microsoft Corp.	1,846,814	465,729,555
Mid-America Apartment Communities Inc.	31,083	4,890,288
Moderna Inc.(a)	71,980	12,871,464
Mohawk Industries Inc.(a)	17,413	3,578,371
Molina Healthcare Inc.(a)	13,615	3,473,186
Molson Coors Beverage Co., Class B	54,924	3,018,074
Mondelez International Inc., Class A	378,465	23,014,457
MongoDB Inc.(a)	13,148	3,911,004
Monolithic Power Systems Inc.	9,106	3,290,726
Monster Beverage Corp.(a)	107,296	10,413,077
Moody’s Corp.	44,984	14,696,723
Morgan Stanley	355,305	29,330,428
Mosaic Co. (The)	108,928	3,832,087
Motorola Solutions Inc.	46,500	8,755,950
MSCI Inc.	19,895	9,664,394
Nasdaq Inc.	23,765	3,838,998
NetApp Inc.	62,174	4,643,776
Netflix Inc.(a)	114,171	58,623,383
Neurocrine Biosciences Inc.(a)	23,321	2,203,601
Newell Brands Inc.	114,414	3,084,601
Newmont Corp.	212,524	13,263,623
News Corp., Class A, NVS	101,363	2,655,204
NextEra Energy Inc.	511,816	39,670,858
Nike Inc., Class B	324,254	43,002,565
NiSource Inc.	76,605	1,993,262
Nordson Corp.	13,394	2,831,626
Norfolk Southern Corp.	66,345	18,526,178
Northern Trust Corp.	52,976	6,028,669
Northrop Grumman Corp.	41,222	14,610,726
NortonLifeLock Inc.	156,661	3,385,444

Security	Shares	Value

United States (continued)
Novocure Ltd.(a)	21,892	$4,468,157
NRG Energy Inc.	73,715	2,640,471
Nucor Corp.	77,929	6,410,440
NVIDIA Corp.	159,579	95,808,040
NVR Inc.(a)	792	3,974,335
O’Reilly Automotive Inc.(a)	19,356	10,701,545
Occidental Petroleum Corp.	243,912	6,185,608
OGE Energy Corp.	54,453	1,827,443
Okta Inc.(a)	31,710	8,552,187
Old Dominion Freight Line Inc.	22,789	5,875,232
Omega Healthcare Investors Inc.	59,048	2,243,824
Omnicom Group Inc.	61,143	5,029,623
ON Semiconductor Corp.(a)	92,582	3,610,698
ONEOK Inc.	118,725	6,214,066
Oracle Corp.	502,096	38,053,856
Otis Worldwide Corp.	108,558	8,453,411
Owens Corning	23,045	2,230,986
PACCAR Inc.	92,126	8,280,285
Packaging Corp. of America	21,915	3,235,750
Palo Alto Networks Inc.(a)	26,197	9,257,758
Parker-Hannifin Corp.	34,994	10,981,467
Paychex Inc.	85,420	8,327,596
Paycom Software Inc.(a)	13,776	5,295,632
PayPal Holdings Inc.(a)	287,918	75,518,012
Peloton Interactive Inc., Class A(a)	61,713	6,069,474
Pentair PLC	49,137	3,169,828
PepsiCo Inc.	359,795	51,868,047
PerkinElmer Inc.	24,619	3,191,361
Pfizer Inc.	1,445,662	55,874,836
PG&E Corp.(a)	373,285	4,225,586
Philip Morris International Inc.	405,148	38,489,060
Phillips 66	113,326	9,169,207
Pinnacle West Capital Corp.	29,262	2,477,028
Pinterest Inc., Class A(a)	131,083	8,699,979
Pioneer Natural Resources Co.	49,819	7,663,657
Plug Power Inc.(a)(b)	116,885	3,332,391
PNC Financial Services Group Inc. (The)	107,980	20,186,861
Pool Corp.	7,768	3,282,135
PPD Inc.(a)	28,293	1,307,137
PPG Industries Inc.	63,490	10,872,028
PPL Corp.	185,402	5,400,760
Principal Financial Group Inc.	77,680	4,961,422
Procter & Gamble Co. (The)	640,480	85,452,842
Progressive Corp. (The)	153,862	15,500,058
Prologis Inc.	193,458	22,543,661
Prudential Financial Inc.	106,413	10,679,609
PTC Inc.(a)	24,221	3,171,498
Public Service Enterprise Group Inc.	130,788	8,260,570
Public Storage	40,645	11,427,748
PulteGroup Inc.	74,158	4,384,221
Qorvo Inc.(a)	32,326	6,082,783
QUALCOMM Inc.	293,859	40,787,629
Quest Diagnostics Inc.	35,585	4,692,950
Raymond James Financial Inc.	31,863	4,167,043
Raytheon Technologies Corp.	391,104	32,555,497
Realty Income Corp.	89,693	6,202,271
Regency Centers Corp.	36,488	2,322,826
Regeneron Pharmaceuticals Inc.(a)	26,874	12,934,456
Regions Financial Corp.	273,725	5,967,205
Reinsurance Group of America Inc.	16,029	2,092,265

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
RenaissanceRe Holdings Ltd.	13,159	$2,221,371
Republic Services Inc.	61,660	6,554,458
ResMed Inc.	38,870	7,306,394
RingCentral Inc., Class A(a)	19,749	6,298,944
Robert Half International Inc.	25,063	2,195,769
Rockwell Automation Inc.	31,191	8,242,534
Roku Inc.(a)	27,635	9,477,976
Rollins Inc.	51,376	1,915,297
Roper Technologies Inc.	27,717	12,373,977
Ross Stores Inc.	93,787	12,280,470
Royal Caribbean Cruises Ltd.	52,851	4,595,394
RPM International Inc.	28,587	2,711,191
S&P Global Inc.	63,139	24,648,834
salesforce.com Inc.(a)	235,798	54,308,995
Sarepta Therapeutics Inc.(a)	21,697	1,537,015
SBA Communications Corp.	29,413	8,815,664
Schlumberger Ltd.	345,313	9,340,717
Seagate Technology PLC	61,275	5,688,771
Seagen Inc.(a)	32,909	4,730,998
Sealed Air Corp.	34,772	1,717,737
SEI Investments Co.	26,177	1,608,315
Sempra Energy	72,525	9,977,264
ServiceNow Inc.(a)	50,728	25,687,137
Sherwin-Williams Co. (The)	65,832	18,029,410
Simon Property Group Inc.	79,124	9,632,556
Sirius XM Holdings Inc.(b)	282,121	1,720,938
Skyworks Solutions Inc.	44,644	8,095,297
Slack Technologies Inc., Class A(a)	116,388	4,934,851
Snap Inc., Class A, NVS(a)	238,136	14,721,568
Snap-on Inc.	13,063	3,103,769
Snowflake Inc., Class A(a)(b)	9,406	2,178,336
SolarEdge Technologies Inc.(a)	12,554	3,308,481
Southern Co. (The)	268,248	17,749,970
Southwest Airlines Co.	42,974	2,697,908
Splunk Inc.(a)	43,588	5,510,395
Square Inc., Class A(a)	97,361	23,835,920
SS&C Technologies Holdings Inc.	65,774	4,881,746
Stanley Black & Decker Inc.	37,038	7,658,347
Starbucks Corp.	307,086	35,158,276
State Street Corp.	95,390	8,007,990
Steel Dynamics Inc.	47,245	2,561,624
Stryker Corp.	88,573	23,261,927
Sun Communities Inc.	20,647	3,444,539
Sunrun Inc.(a)	34,297	1,680,553
SVB Financial Group(a)	14,344	8,202,330
Synchrony Financial	140,808	6,158,942
Synopsys Inc.(a)	36,314	8,971,737
Sysco Corp.	126,717	10,736,731
T-Mobile U.S. Inc.(a)	143,446	18,953,520
T Rowe Price Group Inc.	58,966	10,566,707
Take-Two Interactive Software Inc.(a)	30,930	5,424,503
Target Corp.	131,547	27,264,431
TE Connectivity Ltd.	90,418	12,158,508
Teladoc Health Inc.(a)	28,878	4,977,123
Teledyne Technologies Inc.(a)	9,647	4,319,444
Teleflex Inc.	9,876	4,172,412
Teradyne Inc.	44,304	5,541,544
Tesla Inc.(a)	195,227	138,501,843
Texas Instruments Inc.	236,611	42,710,652
Textron Inc.	66,721	4,286,157

Security	Shares	Value

United States (continued)
Thermo Fisher Scientific Inc.	103,137	$48,498,111
TJX Companies Inc. (The)	317,101	22,514,171
Tractor Supply Co.	31,882	6,012,945
Trade Desk Inc. (The), Class A(a)	11,131	8,117,950
Tradeweb Markets Inc., Class A	21,031	1,709,400
TransDigm Group Inc.(a)	13,430	8,242,528
TransUnion	50,291	5,259,936
Travelers Companies Inc. (The)	66,293	10,252,875
Trimble Inc.(a)	69,432	5,693,424
Truist Financial Corp.	353,242	20,950,783
Twilio Inc., Class A(a)	35,772	13,156,942
Twitter Inc.(a)	205,514	11,348,483
Tyler Technologies Inc.(a)	9,726	4,132,188
Tyson Foods Inc., Class A	77,135	5,974,106
U.S. Bancorp	344,564	20,449,873
Uber Technologies Inc.(a)	241,065	13,203,130
UDR Inc.	78,625	3,652,131
UGI Corp.	44,773	1,957,028
Ulta Beauty Inc.(a)	14,548	4,791,384
Union Pacific Corp.	175,136	38,895,954
United Parcel Service Inc., Class B	184,043	37,519,006
United Rentals Inc.(a)	20,084	6,425,876
UnitedHealth Group Inc.	245,418	97,872,698
Universal Health Services Inc., Class B	18,069	2,681,620
Vail Resorts Inc.	11,170	3,632,037
Valero Energy Corp.	107,685	7,964,383
Veeva Systems Inc., Class A(a)	35,706	10,085,160
Ventas Inc.	98,217	5,447,115
VEREIT Inc.	45,828	2,192,412
VeriSign Inc.(a)	28,265	6,183,534
Verisk Analytics Inc.	43,148	8,120,454
Verizon Communications Inc.	1,066,729	61,646,269
Vertex Pharmaceuticals Inc.(a)	68,085	14,856,147
VF Corp.	85,876	7,527,890
ViacomCBS Inc., Class B, NVS	147,032	6,031,253
Viatris Inc.(a)	320,674	4,264,964
VICI Properties Inc.	108,610	3,442,937
Visa Inc., Class A	428,198	100,009,925
Vistra Corp.	94,237	1,589,778
VMware Inc., Class A(a)(b)	21,386	3,439,510
Vornado Realty Trust	54,074	2,473,885
Voya Financial Inc.	22,254	1,509,266
Vulcan Materials Co.	34,747	6,193,305
W R Berkley Corp.	36,701	2,925,804
Walmart Inc.	366,931	51,337,316
Walgreens Boots Alliance Inc.	192,281	10,210,121
Walt Disney Co. (The)(a)	467,216	86,911,520
Waste Management Inc.	111,281	15,353,440
Waters Corp.(a)	16,772	5,029,420
Wayfair Inc., Class A(a)(b)	17,426	5,150,603
WEC Energy Group Inc.	82,113	7,978,920
Wells Fargo & Co.	1,005,096	45,279,575
Welltower Inc.	106,790	8,012,454
West Pharmaceutical Services Inc.	19,330	6,350,292
Western Digital Corp.	78,311	5,531,106
Western Union Co. (The)	115,925	2,986,228
Westinghouse Air Brake Technologies Corp.	52,299	4,292,179
Westrock Co.	70,630	3,937,622
Weyerhaeuser Co.	186,503	7,230,721
Whirlpool Corp.	18,006	4,257,519

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

United States (continued)
Williams Companies Inc. (The)	324,242	$7,898,535
Willis Towers Watson PLC	33,794	8,747,915
Workday Inc., Class A(a)	44,246	10,928,762
WP Carey Inc.	35,031	2,623,472
WW Grainger Inc.	11,730	5,085,424
Wynn Resorts Ltd.(a)	26,729	3,432,004
Xcel Energy Inc.	134,988	9,624,644
Xilinx Inc.	65,627	8,397,631
XPO Logistics Inc.(a)	27,393	3,810,914
Xylem Inc./NY	49,897	5,521,103
Yum! Brands Inc.	78,266	9,354,352
Zebra Technologies Corp., Class A(a)	14,901	7,267,814
Zendesk Inc.(a)	26,292	3,842,576
Zillow Group Inc., Class C, NVS(a)	50,013	6,507,692
Zimmer Biomet Holdings Inc.	54,872	9,721,124
Zoetis Inc.	126,512	21,890,371
Zoom Video Communications Inc., Class A(a)	50,045	15,992,881
Zscaler Inc.(a)	18,401	3,452,764

		9,615,330,202

Total Common Stocks — 99.1% (Cost: $11,818,667,894)		16,546,490,713

Preferred Stocks

Brazil — 0.2%
Banco Bradesco SA, Preference Shares, NVS	1,460,869	6,422,140
Cia. Energetica de Minas Gerais, Preference Shares, NVS	383,924	979,403
Gerdau SA, Preference Shares, NVS	210,300	1,287,713
Itau Unibanco Holding SA, Preference Shares, NVS	1,143,808	5,804,163
Itausa SA, Preference Shares, NVS	1,202,334	2,229,479
Lojas Americanas SA, Preference Shares, NVS	297,552	1,144,083
Petroleo Brasileiro SA, Preference Shares, NVS	1,520,500	6,619,826

		24,486,807

Chile — 0.0%
Sociedad Quimica y Minera de Chile SA, Class B, Preference Shares	33,496	1,756,322

Colombia — 0.0%
Bancolombia SA, Preference Shares, NVS	163,839	1,226,273

Germany — 0.2%
Bayerische Motoren Werke AG, Preference Shares, NVS	4,823	395,964
Fuchs Petrolub SE, Preference Shares, NVS	16,341	872,225
Henkel AG & Co. KGaA, Preference Shares, NVS	47,504	5,464,627
Porsche Automobil Holding SE, Preference Shares, NVS	54,027	5,696,001
Sartorius AG, Preference Shares, NVS	10,855	6,131,152
Volkswagen AG, Preference Shares, NVS	56,670	14,783,128

		33,343,097

Security	Shares	Value

Italy — 0.0%
Telecom Italia SpA/Milano, Preference Shares, NVS	1,183,346	$695,162

Russia — 0.0%
Surgutneftegas PJSC, Preference Shares, NVS	1,778,000	1,014,680

South Korea — 0.1%
Samsung Electronics Co. Ltd., Preference Shares, NVS	220,232	14,512,523

Total Preferred Stocks — 0.5% (Cost: $56,566,172)		77,034,864

Rights

Switzerland — 0.0%
Credit Suisse Group AG (Expires 05/06/21)(a)(b)	535,153	6

Total Rights — 0.0% (Cost: $0)		6

Short-Term Investments

Money Market Funds — 1.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.08%(g)(h)(i)	147,616,799	147,690,608
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(g)(h)	26,360,000	26,360,000

		174,050,608

Total Short-Term Investments — 1.0% (Cost: $173,937,177)		174,050,608

Total Investments in Securities — 100.6% (Cost: $12,049,171,243)		16,797,576,191

Other Assets, Less Liabilities — (0.6)%		(99,009,257)

Net Assets — 100.0%		$16,698,566,934

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
(f)	Rounds to less than $1.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/21	Shares Held at 04/30/21	Income		Capital Gain Distributions from Underlying Funds

BlackRock Cash Funds: Institutional, SL Agency Shares	$248,935,613	$—		$(101,108,871	)(a)	$(26,975)	$(109,159)	$147,690,608	147,616,799	$814,925	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	19,200,000	7,160,000	(a)	—		—	—	26,360,000	26,360,000	11,899		—
BlackRock Inc.	20,811,912	3,726,366		(1,317,480)		608,505	8,739,511	32,568,814	39,752	424,277		—
iShares MSCI India ETF(c)	110,802,862	9,919,211		(148,899,661)		25,025,930	3,151,658	—	—	105,601		—

						$25,607,460	$11,782,010	$206,619,422		$1,356,702		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Long Contracts
MSCI EAFE Index	150	06/18/21	$16,930	$246,476
MSCI Emerging Markets E-Mini Index	140	06/18/21	9,356	(53,613)
S&P 500 E-Mini Index	191	06/18/21	39,865	1,659,787

				$1,852,650

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of April 30, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Common Stocks	$16,541,140,504	$—	$5,350,209	$16,546,490,713
Preferred Stocks	77,034,864	—	—	77,034,864
Rights	—	6	—	6
Money Market Funds	174,050,608	—	—	174,050,608

	$16,792,225,976	$6	$5,350,209	$16,797,576,191

Derivative financial instruments(a)
Assets
Futures Contracts	$1,906,263	$—	$—	$1,906,263
Liabilities
Futures Contracts	(53,613)	—	—	(53,613)

	$1,852,650	$—	$—	$1,852,650

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Schedule of Investments (unaudited) (continued) April 30, 2021	iShares® MSCI ACWI ETF

Portfolio Abbreviations - Equity

ADR	American Depositary Receipt
CPO	Certificates of Participation (Ordinary)
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
NVS	Non-Voting Shares

PJSC	Public Joint Stock Company
REIT	Real Estate Investment Trust